UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30

Date of Reporting Period

Item 1.	Schedule of Investments

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	SHARES	COST	FAIR VALUE
Common Stocks — 0.1%*:

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤(1)	2,007	$—	$—

Oil and Gas — 0.1%*:
Sabine Oil & Gas LLC¤	387	22,597	21,285
Sabine Oil & Gas LLC¤	1,230	5,523	11,070
Sabine Oil & Gas LLC¤	219	595	1,314
Southcross Energy Partners LP	22	—	7,920
Southcross Holdings LP¤(1)	22	—	—
Templar Energy LLC	8,219	47,506	47,506
Templar Energy LLC	5,479	54,790	54,790

Total Oil and Gas	15,578	131,011	143,885

Total Common Stocks	17,585	131,011	143,885

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.7%*:

Bank Loans — 84.3%*§:

Aerospace and Defense — 1.5%*:
Swissport Investments SA+	6.25%	2/9/2022	700,000	745,864	790,929
TransDigm, Inc.	3.75	5/14/2022	995,195	985,736	995,752
TransDigm, Inc.	3.75	6/9/2023	498,750	495,167	498,595

Total Aerospace and Defense			2,193,945	2,226,767	2,285,276

Automobile — 2.9%*:
FPC Holdings, Inc.	5.25	11/19/2019	486,326	428,695	432,018
Gates Global, Inc.	4.25	7/6/2021	1,453,564	1,449,429	1,430,438
NN, Inc.	5.10	10/19/2022	881,384	883,587	879,551
Tectum Holdings, Inc.	5.75	8/24/2023	1,574,758	1,572,876	1,574,758

Total Automobile			4,396,032	4,334,587	4,316,765

Beverage, Food and Tobacco — 2.5%*:
Burton’s Foods Ltd.+	5.27	11/27/2020	500,000	675,834	643,791
CTI Foods Holding Co. LLC	4.50	6/29/2020	1,371,857	1,362,394	1,325,556
Del Monte Foods, Inc.	4.25	2/18/2021	1,493,750	1,382,959	1,401,884
Deoleo SA+	4.50	6/11/2021	500,000	677,458	484,866

Total Beverage, Food and Tobacco			3,865,607	4,098,645	3,856,097

Broadcasting and Entertainment — 2.5%*:
All3Media International+	5.25	6/30/2021	1,500,000	2,302,793	1,911,930
Cumulus Media Holdings, Inc.	4.25	12/23/2020	152,239	150,570	105,616
DLG Acquisitions Ltd.+	8.25	6/30/2022	500,000	672,177	530,783
Endemol Shine Group+	7.00	8/13/2021	533,594	645,729	548,090
Endemol Shine Group+	10.00	8/13/2022	182,721	154,353	134,848
Tech Finance & Co. S.C.A+	5.00	7/11/2020	478,165	534,485	546,547

Total Broadcasting and Entertainment			3,346,719	4,460,107	3,777,814

Buildings and Real Estate — 1.0%*:
American Builders & Contractors Supply Co.	3.60	9/23/2023	375,684	375,684	376,717
Cemex SAB de CV+	3.25	7/23/2020	97,070	106,733	107,953
Cemex SAB de CV+	3.77	7/23/2020	441,849	441,849	435,588
DTZ US Borrower LLC	4.25	11/4/2021	547,058	546,553	547,228

Total Buildings and Real Estate			1,461,661	1,470,819	1,467,486

Chemicals, Plastics and Rubber — 5.8%*:
Allnex (Luxembourg) & Cy S.C.A.+	5.00	9/13/2023	1,127,743	1,217,011	1,226,631

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Chemicals, Plastics and Rubber (continued):
Allnex USA, Inc.	5.00%	9/13/2023	322,257	$320,648	$324,877
Flint Group GmbH+	4.50	9/7/2021	89,877	89,236	89,383
Flint Group US LLC+	4.50	9/7/2021	543,685	539,804	540,695
INEOS Styrolution Group GmbH+	6.50	9/14/2021	418,656	517,589	476,321
MacDermid European Holdings B.V.	5.50	6/7/2020	495,000	523,614	560,056
MacDermid, Inc.	5.50	6/7/2020	1,466,349	1,442,312	1,471,848
Methanol Holdings (Trinidad) Ltd.	4.25	6/30/2022	1,121,268	1,112,035	1,093,236
Novacap S.A.+	5.00	6/22/2023	500,000	558,151	566,590
OXEA Finance & Cy S.C.A.+	4.50	1/15/2020	493,655	522,767	533,441
OXEA Finance LLC+	4.25	1/15/2020	351,410	346,483	333,664
Tronox Pigments (United States) B.V.	4.50	3/19/2020	1,392,802	1,344,833	1,377,133
Versum Materials, Inc.	3.35	9/20/2023	165,573	164,745	166,263

Total Chemicals, Plastics and Rubber			8,488,275	8,699,228	8,760,138

Containers, Packaging and Glass — 4.7%*:
Consolidated Container Co. LLC	5.00	7/3/2019	1,654,586	1,651,663	1,643,550
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	186,056	178,866
Hilex Poly Co. LLC	6.00	12/5/2021	399,770	396,772	402,021
Mauser US Corporate LLC+	4.50	7/31/2021	1,552,507	1,552,632	1,548,626
Mauser US Corporate LLC+	8.75	7/31/2022	120,928	102,421	118,963
Multi Packaging Solutions, Inc.	4.25	9/30/2020	283,694	281,024	282,630
Prolampac Intermediate, Inc.	9.25	8/18/2023	1,000,000	982,753	982,500
Reynolds Group Holdings, Inc.	4.25	2/5/2023	282,941	282,587	283,736
Tekni-Plex, Inc.	4.50	6/1/2022	1,659,280	1,640,126	1,659,280

Total Containers, Packaging and Glass			7,141,986	7,076,034	7,100,172

Diversified/Conglomerate Manufacturing — 2.7%*:
Acosta Holdco, Inc.	4.25	9/26/2021	1,397,814	1,390,814	1,327,923
MTS Systems Corp.	5.00	7/5/2023	392,809	389,005	395,512
Pelican Products, Inc.	5.25	4/10/2020	967,841	966,169	948,484
STS Operating, Inc.	4.75	2/12/2021	302,043	302,305	271,839
Tennessee Acquisition Holding B.V.+	5.25	1/27/2023	500,000	535,550	564,017
Triple Point Technology, Inc.	5.25	7/10/2020	335,740	317,057	297,969
Triple Point Technology, Inc.††	9.25	7/10/2021	145,677	138,443	96,875
West Corp.	2.52	7/1/2019	176,335	172,557	175,013

Total Diversified/Conglomerate Manufacturing			4,218,259	4,211,900	4,077,632

Diversified/Conglomerate Service — 7.0%*:
Aquilex Holdings LLC	5.00	12/31/2020	183,676	183,395	175,411
Atrium Innovations, Inc.+	4.25	2/13/2021	1,115,729	1,109,745	1,103,880
Bilfinger FM+	5.25	8/31/2023	500,000	551,771	568,695
EIG Investors Corp.	6.48	11/9/2019	797,516	797,964	772,593
Garda World Security Corp.+	4.00	11/6/2020	335,274	334,603	331,586
Men’s Wearhouse, Inc. (The)	4.50	6/18/2021	912,175	829,411	902,488
MH Sub I LLC	4.75	7/8/2021	579,711	577,433	580,436
Northgate Information Solutions Ltd.+	6.50	3/23/2022	500,000	519,077	550,441
Power Team Services LLC	8.25	11/6/2020	500,000	497,038	497,500
Prime Security Services Borrower LLC	4.75	5/2/2022	1,502,353	1,515,406	1,515,964
RP Crown Parent LLC	4.50	9/22/2023	1,278,012	1,271,621	1,278,331
RP Crown Parent LLC	6.00	12/21/2018	541,246	542,264	540,483
RP Crown Parent LLC	11.25	12/20/2019	678,571	687,060	682,392
Vertafore, Inc.	4.75	6/30/2023	1,000,000	1,001,223	1,002,970

Total Diversified/Conglomerate Service			10,424,263	10,418,011	10,503,170

Ecological — 2.2%*:
Biffa Waste Services Ltd.+	5.56	1/30/2018	2,000,000	3,191,341	2,584,522
Emerald 3 Ltd.+	8.00	5/31/2022	390,426	387,621	345,527

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Ecological (continued):
PHS Group PLC+	6.00%	4/17/2020	299,197	$463,551	$387,939

Total Ecological			2,689,623	4,042,513	3,317,988

Electronics — 3.2%*:
Dell Inc.	4.00	9/7/2023	1,800,000	1,791,067	1,810,134
Informatica Corp.	4.50	8/5/2022	586,519	585,902	570,390
Renaissance Learning, Inc.	4.50	4/9/2021	1,474,792	1,458,952	1,467,418
Western Digital Corp.	4.50	4/29/2023	946,578	952,097	955,457

Total Electronics			4,807,889	4,788,018	4,803,399

Finance — 5.7%*:
Alliant Holdings I, Inc.	4.75	8/12/2022	1,237,469	1,228,087	1,236,541
Confie Seguros Holdings II Co.	7.00	11/9/2018	527,222	526,094	526,563
Cunningham Lindsey US, Inc.	5.00	12/10/2019	482,303	481,059	404,531
Cunningham Lindsey US, Inc.	9.25	6/10/2020	748,546	749,686	290,062
First Data Corp.	4.28	7/8/2022	1,022,479	1,015,778	1,027,847
GENEX Holdings, Inc.	5.25	5/30/2021	1,484,810	1,480,196	1,467,482
Moneygram International, Inc.	4.25	3/27/2020	1,321,804	1,252,024	1,278,846
SAM Finance Lux Sarl+	5.00	12/17/2020	335,477	542,137	435,263
Sedgwick Claims Management Services, Inc.	3.75	3/1/2021	487,500	486,730	483,337
Sedgwick Claims Management Services, Inc.	6.75	2/28/2022	561,418	560,927	554,400
Synarc-Biocore Holdings LLC	5.50	3/10/2021	487,759	484,650	485,320
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	496,585	495,000

Total Finance			9,196,787	9,303,953	8,685,192

Healthcare, Education and Childcare — 11.5%*:
Arbor Pharmaceuticals, Inc.	6.00	6/28/2023	916,838	895,039	916,838
CareCore National LLC	5.50	3/5/2021	662,025	661,754	648,784
Community Health Systems, Inc.	4.08	12/31/2018	1,800,000	1,788,538	1,789,200
Concentra, Inc.	4.00	6/1/2022	1,495,884	1,480,925	1,490,274
Explorer Holdings, Inc.	6.00	5/2/2023	527,352	522,376	530,811
Greatbatch Ltd.	5.25	10/27/2022	1,488,750	1,478,588	1,467,357
Kindred Healthcare, Inc.	4.25	4/9/2021	1,681,820	1,635,478	1,679,718
McGraw-Hill Global Education Holdings LLC	5.00	5/4/2022	1,496,250	1,504,612	1,504,105
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	2,020,504	2,010,466	1,973,366
Press Ganey Holdings, Inc.	8.25	9/20/2024	193,237	196,135	196,135
Riemser Pharma GmbH+	5.50	7/31/2023	500,000	536,120	553,250
Rodenstock GmbH+	4.13	5/30/2019	1,500,000	1,767,634	1,613,411
Tecomet, Inc.	5.75	12/5/2021	1,368,759	1,321,094	1,356,783
Tunstall Group Holdings Ltd.+	5.74	10/16/2020	500,000	794,705	587,726
Valeant Pharmaceuticals International, Inc.	5.50	4/1/2022	1,110,716	1,078,732	1,113,604

Total Healthcare, Education and Childcare			17,262,135	17,672,196	17,421,362

Hotels, Motels, Inns and Gaming — 1.6%*:
Cyan Blue Holdco 3 Ltd.+	6.25	2/25/2022	500,000	736,842	651,211
Financiere Sun S.A.S.+	6.00	3/14/2023	500,000	536,695	561,209
HNVR Holdco Ltd.+	6.25	5/31/2023	500,000	549,904	552,969
Parkdean Resorts Holdco Ltd.+	5.65	11/10/2022	500,000	755,837	650,505

Total Hotels, Motels, Inns and Gaming			2,000,000	2,579,278	2,415,894

Insurance — 1.6%*:
Asurion LLC	4.34	7/8/2020	577,358	541,187	577,358
Asurion LLC	5.00	5/24/2019	833,306	814,724	835,739

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Insurance (continued):
York Risk Services Holding Corp.	4.75%	10/1/2021	1,177,657	$1,152,566	$1,076,084

Total Insurance			2,588,321	2,508,477	2,489,181

Leisure, Amusement, Entertainment — 2.4%*:
AP NMT Acquisition B.V.+	6.75	8/13/2021	1,107,496	1,040,215	979,580
Delta 2 (Lux) Sarl+	4.75	7/30/2021	1,587,247	1,583,373	1,588,787
Delta 2 (Lux) Sarl+	7.75	7/31/2022	437,500	436,867	438,156
Tackle Sarl+	6.50	6/15/2022	500,000	553,853	565,960

Total Leisure, Amusement, Entertainment			3,632,243	3,614,308	3,572,483

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 5.2%*:
Alstom Auxilary Components+	5.25	8/29/2021	291,312	289,260	288,764
Apex Tool Group LLC	4.50	1/31/2020	1,979,487	1,954,313	1,957,218
Doncasters Finance US LLC	4.50	4/9/2020	1,693,526	1,652,151	1,677,996
Gardner Denver, Inc.	4.25	7/30/2020	1,626,594	1,551,037	1,573,729
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	1,433,593	1,428,732	1,430,209
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	369,936	356,938	368,664
Schenck Measuring and Process Technologies+	6.25	5/13/2022	500,000	548,473	560,551

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			7,894,448	7,780,904	7,857,131

Mining, Steel, Iron and Non-Precious Metals — 4.2%*:
Arch Coal, Inc.	5.00	1/31/2017	540,905	540,905	540,905
Arch Coal, Inc.	7.50	5/16/2018	1,479,606	1,322,175	1,129,428
Boomerang Tube LLC¤	15.00	2/2/2020	32,825	32,895	32,825
Boomerang Tube LLC¤	15.52	2/2/2020	91,453	91,453	91,453
Boomerang Tube LLC¤	18.02	2/2/2020	75,783	75,783	62,900
Boomerang Tube LLC¤	20.00	2/2/2020	32,925	30,548	29,633
Fortescue Metals Group Ltd. (FMG Resources)+	3.75	6/30/2019	1,568,991	1,492,374	1,566,842
H.C. Starck GmbH+	8.00	5/30/2020	1,043,604	1,044,700	948,617
Murray Energy Corp.	8.25	4/16/2020	771,655	755,846	653,738
Peabody Energy Corp.	4.25	9/24/2020	617,204	569,271	486,048
Peabody Energy Corp.	10.00	9/12/2017	160,099	154,570	167,036
Zekelman Industries, Inc.	6.00	6/14/2021	599,896	594,202	604,773

Total Mining, Steel, Iron and Non-Precious Metals			7,014,946	6,704,722	6,314,198

Oil and Gas — 5.8%*:
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	1,692,308	1,563,898	1,100,000
Energy Transfer Equity LP	3.29	12/2/2019	1,353,159	1,314,523	1,341,319
Fieldwood Energy LLC PIK	8.00	8/31/2020	555,855	495,416	460,665
Fieldwood Energy LLC PIK	8.38	9/30/2020	1,613,838	805,104	852,379
Floatel International Ltd.	6.00	6/27/2020	401,323	398,788	275,576
Gulf Finance LLC	6.25	8/25/2023	1,500,000	1,455,512	1,455,945
Paragon Offshore Finance Co.	5.25	7/18/2021	545,863	460,765	131,690
Seadrill Partners Finco LLC	4.00	2/21/2021	2,460,539	1,523,297	1,220,009
Southcross Holdings Borrower LP	9.00	4/13/2023	19,735	16,803	16,479
TPF II Power LLC	5.00	10/2/2021	488,206	485,577	492,723
Western Refining, Inc.	5.50	6/23/2023	1,496,250	1,467,360	1,492,509

Total Oil and Gas			12,127,076	9,987,043	8,839,294

Personal Transportation — 1.2%*:
Travelport Finance (Luxembourg) Sarl	5.00	9/2/2021	1,762,751	1,758,026	1,769,996

Personal, Food and Miscellaneous — 0.1%*:
Redtop Acquisitions Ltd.+	8.25	6/3/2021	154,793	153,584	152,471

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Printing and Publishing — 2.6%*:
Cengage Learning Holdings II LP	5.25%		6/7/2023	1,437,907	$1,433,662	$1,436,109
Houghton Mifflin Harcourt Publishing Co.	4.00		5/31/2021	618,801	614,131	611,840
Springer Science+Business Media Deutschland GmbH+	4.75		8/14/2020	1,887,828	1,879,069	1,825,303

Total Printing and Publishing				3,944,536	3,926,862	3,873,252

Retail Stores — 4.1%*:
Academy, Ltd.	5.00		7/1/2022	1,584,606	1,547,076	1,546,575
Advantage Sales & Marketing, Inc.	4.25		7/23/2021	1,578,419	1,572,276	1,557,710
Maxeda DIY B.V.+	7.00		6/28/2019	583,334	649,652	589,759
NBTY, Inc.	5.00		5/5/2023	1,795,500	1,803,172	1,802,467
Talbots, Inc. (The)	5.50		3/19/2020	730,735	722,666	712,284

Total Retail Stores				6,272,594	6,294,842	6,208,795

Telecommunications — 0.6%*:
Consolidated Communications, Inc.	3.85		10/4/2023	177,759	177,315	178,760
Dell Software Group	7.00		9/23/2022	769,130	757,593	757,593

Total Telecommunications				946,889	934,908	936,353

Utilities — 1.7%*:
Calpine Construction Finance Co. LP	3.34		1/31/2022	997,430	986,507	990,947
Dynegy, Inc.	5.00		6/27/2023	1,500,000	1,485,438	1,510,875

Total Utilities				2,497,430	2,471,945	2,501,822

Total Bank Loans				130,329,208	131,517,677	127,303,361

Corporate Bonds — 10.4%*:

Banking — 0.1%*:
Lock AS+	5.50	#	8/15/2020	100,000	110,806	112,391

Broadcasting and Entertainment — 0.1%*:
Entertainment One Ltd.+	6.88		12/15/2022	100,000	150,236	139,984

Buildings and Real Estate — 0.2%*:
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	114,312
Paroc Group Oy MTN+	4.95	#	5/15/2020	100,000	137,565	109,021

Total Buildings and Real Estate				200,000	275,130	223,333

Cargo Transport — 0.3%*:
Deck Chassis Acquisition, Inc.^	10.00		6/15/2023	336,000	336,000	352,800
WFS Global Holding SAS+	9.50		7/15/2022	100,000	113,435	110,896

Total Cargo Transport				436,000	449,435	463,696

Chemicals, Plastics and Rubber — 0.2%*:
Pinnacle Operating Corp.^	9.00		11/15/2020	500,000	527,038	347,500

Containers, Packaging and Glass — 0.1%*:
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	183,785

Diversified/Conglomerate Manufacturing — 0.3%*:
Appvion, Inc.^	9.00		6/1/2020	460,000	466,089	296,700
Galapagos SA+	4.45	#	6/15/2021	200,000	272,630	218,716

Total Diversified/Conglomerate Manufacturing				660,000	738,719	515,416

Diversified/Conglomerate Service — 0.7%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	470,000	473,769	465,300

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified/Conglomerate Service (continued):
Sabre GLBL, Inc.^	5.38%		4/15/2023	561,000	$571,206	$576,428

Total Diversified/Conglomerate Service				1,031,000	1,044,975	1,041,728

Electronics — 0.2%*:
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	271,000	271,000	295,390

Finance — 1.1%*:
Arrow Global Finance PLC+	4.75		5/1/2023	100,000	111,243	113,458
Arrow Global Finance PLC+	4.95	#	11/1/2021	150,000	167,753	171,721
First Data Corp.^	5.00		1/15/2024	179,000	177,940	181,685
Galaxy Bidco Ltd.+	5.39	#	11/15/2019	100,000	161,195	129,265
Garfunkelux Holdco 3 SA+	5.20		10/1/2021	100,000	111,928	113,110
Garfunkelux Holdco 3 SA+	8.50		11/1/2022	250,000	386,623	330,032
Marlin Intermediate Holdings PLC MTN+	10.50		8/1/2020	500,000	822,289	686,959

Total Finance				1,379,000	1,938,971	1,726,230

Grocery — 0.2%*:
Premier Foods Finance PLC+	5.38	#	3/16/2020	100,000	167,370	127,036
Premier Foods Finance PLC+	6.50		3/15/2021	100,000	146,367	131,235

Total Grocery				200,000	313,737	258,271

Healthcare, Education and Childcare — 1.0%*:
HCA, Inc.	5.25		6/15/2026	82,000	82,000	87,125
IDH Finance PLC+	6.25		8/15/2022	100,000	131,025	126,452
Tenet Healthcare Corp.	4.35	#	6/15/2020	789,000	786,003	793,024
Unilabs Subholding AB+	7.25	#	7/15/2018	400,000	549,235	445,071

Total Healthcare, Education and Childcare				1,371,000	1,548,263	1,451,672

Hotels, Motels, Inns and Gaming — 0.3%*:
TVL Finance PLC+	8.50		5/15/2023	350,000	497,687	476,153

Leisure, Amusement, Entertainment — 0.4%*:
Vougeot Bidco PLC+	4.96	#	7/15/2020	100,000	134,879	113,076
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	63,945
WMG Acquisition Corp.	6.25		1/15/2021	387,000	465,731	448,648

Total Leisure, Amusement, Entertainment				550,000	663,610	625,669

Oil and Gas — 1.7%*:
Citgo Holding, Inc.^	10.75		2/15/2020	1,500,000	1,481,828	1,503,750
Kosmos Energy Ltd.^+	7.88		8/1/2021	200,000	192,605	194,000
Sabine Pass Liquefaction LLC	5.63		3/1/2025	495,000	495,000	532,125
Shelf Drilling Holdings Ltd.+^	8.63		11/1/2018	438,000	385,576	348,210

Total Oil and Gas				2,633,000	2,555,009	2,578,085

Retail Stores — 1.4%*:
Boing Group Financing PLC MTN+	6.63		7/15/2019	350,000	397,990	369,582
House of Fraser Funding PLC+	6.13	#	9/15/2020	300,000	464,509	351,399
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	88,878
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	425,000	368,626	305,551
Travelex Financing PLC+	6.49	#	8/1/2018	700,000	1,122,661	862,393
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,825	122,616

Total Retail Stores				1,943,000	2,625,168	2,100,419

Telecommunications — 1.8%*:
Hughes Satellite Systems Corp.^	5.25		8/1/2026	1,388,000	1,398,354	1,370,650
Numericable-SFR SA+^	6.00		5/15/2022	646,000	645,351	658,920
Numericable-SFR SA+^	7.38		5/1/2026	217,000	217,000	221,815

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
Ziggo Secured Finance B.V.+	4.25%	1/15/2027	350,000	$390,407	$387,970

Total Telecommunications			2,601,000	2,651,112	2,639,355

Utilities — 0.3%*:
Calpine Corp.^	5.25	6/1/2026	449,000	449,000	454,613

Total Corporate Bonds			14,952,000	16,987,896	15,633,690

Total Fixed Income			145,281,208	148,505,573	142,937,051

Short-Term Investment — 5.4%*:
Bank Deposit — 5.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/3/2016	8,187,405	8,187,405	8,187,405

Total Investments			153,486,198	156,823,989	151,268,341

Other assets and liabilities – (0.2%)					(353,890)

Net Assets – 100.0%					$150,914,451

MTN	Medium Term Note
PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	70.5%
United Kingdom	10.5%
Germany	8.1%
Canada	2.3%
Netherlands	2.2%
France	1.9%
Australia	1.1%
Spain	1.0%
Other (Individually less than 1%)	2.4%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2016.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
(1)	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/13/16	Morgan Stanley & Co.	EUR	2,106,666	2,367,501	2,362,645	$4,856
10/13/16	Morgan Stanley & Co.	GBP	605,986	785,612	803,837	(18,225)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(13,369)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/13/16	Morgan Stanley & Co.	EUR	21,071,322	23,680,253	23,731,761	$51,508
10/13/16	Morgan Stanley & Co.	GBP	10,097,296	13,090,330	13,426,354	336,024

Net unrealized appreciation on forward foreign exchange contracts to sell						$387,532

Currency Legend

EUR – Euro

GBP – British Pound Sterling

NOK – Norwegian Krona

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	SHARES	COST	FAIR VALUE
Common Stocks — 0.5%*:

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤(1)	2,007	$—	$—

Oil and Gas — 0.0%*:
Southcross Energy Partners LP	11	—	3,960
Southcross Holdings LP¤(1)	11	—	—

Total Oil and Gas	22	—	3,960

Retail Stores — 0.5%*:
Maxeda DIY B.V.+¤	18,859,871	373,738	423,725
Maxeda DIY B.V.+¤	10,446	—	105,939

Total Retail Stores	18,870,317	373,738	529,664

Total Common Stocks	18,872,346	373,738	533,624

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.4%*:

Asset-Backed Securities — 13.4%*:

CDO/CLO — 13.4%*:
ALM VI Ltd. 2012-6A ER^	7.28	#%	7/15/2026	371,795	231,941	297,182
Apidos CLO XII 2013-12A F^	5.58	#	4/15/2025	500,000	452,852	383,759
Apidos CLO XV 2013-15A E^	6.20	#	10/20/2025	500,000	465,790	382,661
Apidos CLO XVI 2013-16A D^	5.19	#	1/19/2025	500,000	443,910	429,403
Atlas Senior Loan Fund VI Ltd. 2014-6A E^	5.88	#	10/15/2026	800,000	736,473	691,018
Atrium IX 9A E^	5.83	#	2/28/2024	500,000	426,841	458,397
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon		4/30/2026	250,000	240,118	173,557
Cairn CLO B.V. 2013-3A E+^	4.90	#	10/20/2028	1,000,000	1,025,554	1,018,824
Carlyle Global Market Strategies CLO Ltd. 2013-3A D^	5.28	#	7/15/2025	500,000	461,498	450,946
Carlyle Global Market Strategies CLO Ltd. 2013-4A E^	5.18	#	10/15/2025	500,000	466,389	449,710
Carlyle Global Market Strategies CLO Ltd. 2013-4A F^	5.88	#	10/15/2025	500,000	459,185	369,808
Carlyle Global Market Strategies CLO Ltd. 2014-1A E^	5.13	#	4/17/2025	1,000,000	895,523	866,804
Carlyle Global Market Strategies CLO Ltd. 2014-5A D^	5.45	#	10/16/2025	500,000	456,462	444,516
Dryden 41 Senior Loan Fund 2015-41A E^	6.33	#	1/15/2028	500,000	466,715	455,202
Dryden 45 Senior Loan Fund 2016-45A E^	7.66	#	7/15/2027	500,000	480,123	484,798
Dryden XXXI Senior Loan Fund 2014-31A E^	4.93	#	4/18/2026	1,000,000	900,521	828,830
Eaton Vance CLO Ltd. 2013-1A D^	5.82	#	11/13/2024	500,000	468,621	458,840
GoldenTree Loan Opportunities VII Ltd. 2013-7A F^	5.96	#	4/25/2025	500,000	469,820	373,224
LCM XIII LP 13A E^	5.54	#	1/19/2023	750,000	708,979	694,999
LCM XV LP 15A E1^	5.28	#	8/25/2024	500,000	470,485	428,506
LCM XVII LP 17A E^	5.43	#	10/15/2026	1,000,000	904,384	877,134
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon		1/19/2025	500,000	397,474	342,194
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon		7/20/2026	500,000	454,603	311,667

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

CDO/CLO (continued):
OHA Credit Partners IX Ltd. 2013-9A E^	5.70	#%	10/20/2025	500,000	$470,934	$461,814
Pinnacle Park CLO Ltd. 2014-1A E^	5.63	#	4/15/2026	500,000	472,341	432,819
Seneca Park CLO Ltd. 2014-1A E^	5.38	#	7/17/2026	1,020,000	935,115	887,877
Tryon Park CLO Ltd. 2013-1A D^	5.08	#	7/15/2025	500,000	467,000	438,440
Voya CLO Ltd. 2013-2A E^	6.21	#	4/25/2025	500,000	469,387	380,912
Voya CLO Ltd. 2013-3A D^	5.18	#	1/18/2026	750,000	682,123	669,665

Total CDO/CLO				17,441,795	15,981,161	14,943,506

Total Asset-Backed Securities				17,441,795	15,981,161	14,943,506

Bank Loans — 23.3%*§:

Aerospace and Defense — 1.0%*:
Swissport Investments SA+	6.25		2/9/2022	500,000	532,760	564,949
TransDigm, Inc.	3.75		5/11/2022	496,405	491,240	496,683

Total Aerospace and Defense				996,405	1,024,000	1,061,632

Automobile — 0.1%*:
Tectum Holdings, Inc.	5.75		8/24/2023	121,417	120,216	121,417

Beverage, Food and Tobacco — 0.4%*:
Deoleo SA+	4.50		6/11/2021	500,000	554,786	484,866

Broadcasting and Entertainment — 1.1%*:
All3Media International+	5.25		6/30/2021	500,000	834,701	637,310
Endemol Shine Group+	7.00		8/13/2021	398,206	486,368	409,025
Endemol Shine Group+	10.00		8/13/2022	300,000	282,279	221,400

Total Broadcasting and Entertainment				1,198,206	1,603,348	1,267,735

Chemicals, Plastics and Rubber — 1.5%*:
INEOS Styrolution Group GmbH+	6.50		11/7/2019	348,880	430,610	396,934
MacDermid, Inc.	5.50		6/2/2020	463,704	456,102	465,443
Methanol Holdings (Trinidad) Ltd.	4.25		6/30/2022	348,084	345,218	339,382
Tronox Pigments (United States) B.V.	4.50		3/19/2020	497,429	479,110	491,833

Total Chemicals, Plastics and Rubber				1,658,097	1,711,040	1,693,592

Containers, Packaging and Glass — 1.2%*:
Consolidated Container Co. LLC	5.00		7/3/2019	723,675	717,369	718,848
Consolidated Container Co. LLC	7.75		1/3/2020	94,140	93,028	89,433
Prolampac Intermediate, Inc.	9.25		8/18/2023	500,000	491,377	491,250

Total Containers, Packaging and Glass				1,317,815	1,301,774	1,299,531

Diversified/Conglomerate Manufacturing — 0.4%*:
Triple Point Technology, Inc.	5.25		7/10/2020	335,740	317,057	297,970
Triple Point Technology, Inc.††	9.25		7/10/2021	50,845	48,069	33,812
West Corp.	2.52		7/1/2019	130,335	127,542	129,357

Total Diversified/Conglomerate Manufacturing				516,920	492,668	461,139

Diversified/Conglomerate Service — 3.6%*:
Aquilex Holdings LLC	5.00		12/31/2020	91,838	91,698	87,705
Atrium Innovations, Inc.+	4.25		2/13/2021	956,898	948,456	946,736
Bilfinger FM	5.25		8/31/2023	500,000	552,867	568,695
Internet Brands, Inc.	8.50		7/8/2022	650,000	646,832	640,250
Power Team Services LLC	8.25		11/6/2020	300,000	299,093	298,500
RP Crown Parent LLC	4.50		9/22/2023	743,298	739,582	743,484
RP Crown Parent LLC	6.00		12/21/2018	541,246	542,264	540,483
RP Crown Parent LLC	11.25		12/20/2019	178,571	181,762	179,577

Total Diversified/Conglomerate Service				3,961,851	4,002,554	4,005,430

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Ecological — 0.7%*:
Biffa Waste Services Ltd.+	5.56%	1/30/2018	500,000	$703,225	$646,130
Emerald 3 Ltd.+	8.00	5/31/2022	196,488	195,066	173,892

Total Ecological			696,488	898,291	820,022

Finance — 1.6%*:
Moneygram International, Inc.	4.25	3/27/2020	630,995	604,701	610,487
Sedgwick Claims Management Services, Inc.	3.75	3/1/2021	291,185	290,725	288,698
Synarc-Biocore Holdings LLC	5.50	3/10/2021	391,066	388,574	389,111
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	496,585	495,000

Total Finance			1,813,246	1,780,585	1,783,296

Healthcare, Education and Childcare — 2.0%*:
Arbor Pharmaceuticals, Inc.	6.00	7/5/2023	124,188	116,951	124,188
Concentra, Inc.	4.00	6/1/2022	997,256	987,283	993,516
Rodenstock GmbH+	4.13	5/30/2019	500,000	535,156	537,803
Tecomet, Inc.	5.75	12/5/2021	575,107	548,418	570,075

Total Healthcare, Education and Childcare			2,196,551	2,187,808	2,225,582

Hotels, Motels, Inns and Gaming — 0.6%*:
Parkdean Resorts Holdco Ltd.+	5.65	11/10/2022	500,000	755,837	650,505

Leisure, Amusement, Entertainment — 0.1%*:
Delta 2 (Lux) Sarl+	7.75	7/29/2022	125,000	123,296	125,187

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.9%*:
Alstom Auxilary Components+	5.25	8/29/2021	145,656	144,630	144,382
Gardner Denver, Inc.	4.25	7/30/2020	862,711	825,211	834,672

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,008,367	969,841	979,054

Mining, Steel, Iron and Non-Precious Metals — 1.3%*:
Arch Coal, Inc.	6.25	5/16/2018	738,547	733,590	563,755
Arch Coal, Inc.	10.00	1/31/2017	269,993	269,993	269,993
Boomerang Tube LLC¤	15.00	8/1/2017	32,825	32,895	32,825
Boomerang Tube LLC¤	15.52	2/1/2019	91,453	91,453	91,453
Boomerang Tube LLC¤	18.02	2/1/2021	75,783	75,783	62,900
Boomerang Tube LLC¤	20.00	2/1/2019	32,925	30,548	29,633
Boomerang Tube, LLC¤	18.52	8/17/2017	9,289	9,289	9,289
Murray Energy Corp.	8.25	4/16/2020	205,614	201,401	174,194
Zekelman Industries, Inc.	6.00	6/14/2021	179,744	178,038	181,205

Total Mining, Steel, Iron and Non-Precious Metals			1,636,173	1,622,990	1,415,247

Oil and Gas — 3.2%*:
Ascent Resources - Marcellus LLC	8.50	8/4/2021	60,369	59,740	4,905
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	846,154	779,123	550,000
Fieldwood Energy LLC PIK	8.00	9/30/2020	649,368	578,762	538,164
Fieldwood Energy LLC PIK	8.38	9/30/2020	1,885,340	833,580	995,778
Floatel International Ltd.	6.00	6/27/2020	200,661	199,394	137,788
Gulf Finance LLC	6.25	8/25/2023	496,939	482,201	482,344
Jonah Energy LLC	7.50	5/12/2021	173,566	171,847	153,172
Paragon Offshore Finance Co.	3.75	7/18/2021	479,874	395,002	115,770
Seadrill Partners Finco LLC	4.00	2/21/2021	253,111	164,673	125,500
Southcross Holdings Borrower LP	9.00	4/12/2023	9,868	9,868	8,240
Western Refining, Inc.	5.50	6/23/2023	498,750	489,120	497,503

Total Oil and Gas			5,554,000	4,163,310	3,609,164

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Printing and Publishing — 1.0%*:
Springer Science+Business Media Deutschland GmbH+	4.75%	8/14/2020	500,000	$559,987	$560,270
Springer Science+Business Media Deutschland GmbH+	9.00	8/14/2021	446,875	518,369	501,997

Total Printing and Publishing			946,875	1,078,356	1,062,267

Retail Stores — 1.3%*:
Academy, Ltd.	5.00	7/2/2022	496,011	475,381	484,107
Container Store, Inc. (The)	4.25	4/6/2019	497,173	455,627	422,597
Maxeda DIY B.V.+	7.00	6/28/2019	583,334	636,639	589,759

Total Retail Stores			1,576,518	1,567,647	1,496,463

Telecommunications — 0.2%*:
Dell Software Group	7.00	9/23/2022	255,891	252,053	252,053

Utilities — 1.1%*:
Dynegy, Inc.	5.00	6/27/2023	499,093	494,248	502,712
Linden Cogeneration Power	5.25	6/28/2023	770,459	763,012	777,586

Total Utilities			1,269,552	1,257,260	1,280,298

Total Bank Loans			27,849,372	27,467,660	26,094,480

Corporate Bonds — 56.7%*:

Aerospace and Defense — 0.7%*:
CPI International, Inc.	8.75	2/15/2018	814,000	822,698	832,315

Automobile — 3.1%*:
Allied Specialty Vehicles, Inc.^	8.50	11/1/2019	1,000,000	1,020,742	1,032,500
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	1,000,000	782,220	950,000
International Automotive Components Group SA^	9.13	6/1/2018	940,000	954,277	920,025
JB Poindexter & Co., Inc.^	9.00	4/1/2022	500,000	520,680	529,375

Total Automobile			3,440,000	3,277,919	3,431,900

Banking — 0.3%*:
Lock AS+	7.00	8/15/2021	250,000	335,562	292,442

Beverage, Food and Tobacco — 0.8%*:
Boparan Finance PLC+	5.50	7/15/2021	450,000	627,662	538,064
Pizzaexpress Financing 2 PLC+	6.63	8/1/2021	150,000	254,595	189,319
US Foods, Inc.^	5.88	6/15/2024	154,000	154,000	159,775

Total Beverage, Food and Tobacco			754,000	1,036,257	887,158

Broadcasting and Entertainment — 2.6%*:
DISH DBS Corp.^	7.75	7/1/2026	750,000	755,518	796,875
Entertainment One Ltd.+	6.88	12/15/2022	200,000	302,477	279,968
RCN Telecom Services LLC/RCN Capital Corp.^	8.50	8/15/2020	775,000	777,308	826,344
Unitymedia GmbH+	3.75	1/15/2027	300,000	335,460	322,261
Univision Communications, Inc.^	8.50	5/15/2021	393,000	400,477	406,755
VTR Finance B.V.+^	6.88	1/15/2024	250,000	243,572	261,125

Total Broadcasting and Entertainment			2,668,000	2,814,812	2,893,328

Buildings and Real Estate — 1.8%*:
Cemex Finance LLC+^	9.38	10/12/2022	400,000	433,050	438,500
Cemex SAB de CV+	4.38	3/5/2023	100,000	111,980	114,481
GEO Group, Inc. (The)	5.88	1/15/2022	500,000	474,029	450,000
Keystone Financing PLC+	9.50	10/15/2019	350,000	564,699	469,566
Paroc Group Oy+	6.25	5/15/2020	100,000	137,565	114,312

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Buildings and Real Estate (continued):
Paroc Group Oy MTN+	4.95	#%	5/15/2020	100,000	$137,565	$109,021
William Lyon Homes, Inc.	7.00		8/15/2022	295,000	300,169	303,850

Total Buildings and Real Estate				1,845,000	2,159,057	1,999,730

Cargo Transport — 2.5%*:
Deck Chassis Acquisition, Inc.^	10.00		6/15/2023	580,000	580,000	609,000
DH Services Luxembourg Sarl^	7.75		12/15/2020	200,000	204,200	208,500
Moto Finance PLC+	6.38		9/1/2020	200,000	300,439	269,806
OPE KAG Finance Sub, Inc.^	7.88		7/31/2023	1,367,000	1,367,000	1,295,233
WFS Global Holding SAS+	9.50		7/15/2022	150,000	170,153	166,344
WFS Global Holding SAS+	12.50		12/30/2022	200,000	218,875	193,216

Total Cargo Transport				2,697,000	2,840,667	2,742,099

Chemicals, Plastics and Rubber — 3.2%*:
Consolidated Energy Finance SA+^	6.75		10/15/2019	1,000,000	994,685	987,500
Huntsman International LLC	4.25		4/1/2025	300,000	280,375	325,631
LSB Industries, Inc.	8.50		8/1/2019	270,000	234,789	271,350
Monitchem HoldCo 2 SA+	6.88		6/15/2022	200,000	199,067	194,002
Monitchem HoldCo 3 SA+	5.25		6/15/2021	100,000	112,315	112,623
OMNOVA Solutions, Inc.	7.88		11/1/2018	723,000	732,036	725,603
Pinnacle Operating Corp.^	9.00		11/15/2020	600,000	612,624	417,000
PSPC Escrow Corp.	6.00		2/1/2023	250,000	244,393	262,678
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	6.38		5/1/2022	200,000	219,835	235,903

Total Chemicals, Plastics and Rubber				3,643,000	3,630,119	3,532,290

Containers, Packaging and Glass — 3.7%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+	6.75		5/15/2024	300,000	343,045	352,591
Coveris Holdings SA^	7.88		11/1/2019	900,000	902,316	920,250
Iron Mountain Europe PLC+	6.13		9/15/2022	300,000	432,641	404,399
Mustang Merger Corp.^	8.50		8/15/2021	750,000	746,756	797,813
SIG Combibloc Holdings SCA+	7.75		2/15/2023	700,000	818,481	824,875
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.^	6.38		5/1/2022	500,000	489,347	506,250
Verallia Packaging SASU+	5.13		8/1/2022	300,000	340,541	353,434

Total Containers, Packaging and Glass				3,750,000	4,073,127	4,159,612

Diversified/Conglomerate Manufacturing — 2.9%*:
Appvion, Inc.^	9.00		6/1/2020	500,000	510,124	322,500
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25		12/15/2019	648,000	661,094	507,060
EnPro Industries, Inc.	5.88		9/15/2022	400,000	403,663	412,000
Galapagos SA+	5.38		6/15/2021	175,000	219,760	183,808
Griffon Corp.	5.25		3/1/2022	800,000	790,632	803,000
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88		6/1/2021	500,000	514,762	505,000
West Corp.^	5.38		7/15/2022	500,000	478,203	490,000

Total Diversified/Conglomerate Manufacturing				3,523,000	3,578,238	3,223,368

Diversified/Conglomerate Service — 2.9%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	665,000	671,709	658,350
Infor Software Parent LLC/Infor Software Parent, Inc. PIK^	7.13		5/1/2021	1,200,000	1,126,955	1,164,000

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified/Conglomerate Service (continued):
Verisure Holding AB+	6.00%		11/1/2022	450,000	$500,239	$544,684
Zachry Holdings, Inc.^	7.50		2/1/2020	871,000	868,220	866,645

Total Diversified/Conglomerate Service				3,186,000	3,167,123	3,233,679

Electronics — 1.1%*:
NXP BV/NXP Funding LLC^	4.13		6/1/2021	226,000	230,103	242,103
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	491,000	491,000	535,190
WESCO Distribution, Inc.^	5.38		6/15/2024	443,000	443,000	444,107

Total Electronics				1,160,000	1,164,103	1,221,400

Finance — 3.2%*:
Arrow Global Finance PLC+	4.75	#	5/1/2023	100,000	111,243	113,458
Arrow Global Finance PLC+	5.13		9/15/2024	100,000	132,660	125,272
Cabot Financial Luxembourg SA+	10.38		10/1/2019	100,000	170,245	136,339
Galaxy Finco Ltd.+	7.88		11/15/2021	550,000	817,081	707,322
Garfunkelux Holdco 3 SA+	7.50		8/1/2022	100,000	110,481	114,863
Garfunkelux Holdco 3 SA+	8.50		11/1/2022	650,000	1,006,856	858,083
Marlin Intermediate Holdings PLC MTN+	10.50		8/1/2020	200,000	305,247	274,784
National Financial Partners Corp.^	9.00		7/15/2021	779,000	779,071	800,325
TMF Group Holding B.V.+	9.88		12/1/2019	400,000	507,502	477,379

Total Finance				2,979,000	3,940,386	3,607,825

Grocery — 0.2%*:
Premier Foods Finance PLC+	6.50		3/15/2021	200,000	338,595	262,470

Healthcare, Education and Childcare — 6.1%*:
Alere, Inc.^	6.38		7/1/2023	490,000	490,000	499,800
Alere, Inc.	6.50		6/15/2020	500,000	505,996	500,000
Capsugel SA PIK^	7.00		5/15/2019	500,000	504,288	501,250
Cerberus Nightingale 1 Sarl+	8.25		2/1/2020	550,000	626,265	631,744
Cognita Financing PLC+	7.75		8/15/2021	600,000	885,434	812,686
ConvaTec Healthcare E SA^	10.50		12/15/2018	200,000	202,285	203,500
Halyard Health, Inc.	6.25		10/15/2022	288,000	289,760	294,480
IDH Finance PLC+	6.25		8/15/2022	250,000	327,563	316,131
IMS Health, Inc.^	5.00		10/15/2026	533,000	533,000	554,320
Kinetic Concepts, Inc./KCI USA, Inc.^	7.88		2/15/2021	199,000	208,904	215,417
Kinetic Concepts, Inc./KCI USA, Inc.^	9.63		10/1/2021	1,100,000	1,100,000	1,100,000
Tenet Healthcare Corp.	6.75		6/15/2023	294,000	292,718	273,420
Unilabs Subholding AB+	8.50		7/15/2018	200,000	280,298	229,163
Valeant Pharmaceuticals International, Inc.	4.50		5/15/2023	100,000	88,729	88,745
Valeant Pharmaceuticals International, Inc.^	6.13		4/15/2025	750,000	655,675	645,937

Total Healthcare, Education and Childcare				6,554,000	6,990,915	6,866,593

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.4%*:
LSF9 Balta Issuer SA+	7.75		9/15/2022	400,000	479,428	481,306

Hotels, Motels, Inns and Gaming — 1.9%*:
Gala Electric Casinos PLC+	11.50		6/1/2019	63,636	110,391	85,163
MGM Resorts International	4.63		9/1/2026	1,000,000	1,000,000	975,000
NH Hotels SA+	3.75		10/1/2023	200,000	224,580	226,478
TVL Finance PLC+	8.50		5/15/2023	600,000	858,805	816,263

Total Hotels, Motels, Inns and Gaming				1,863,636	2,193,776	2,102,904

Leisure, Amusement, Entertainment — 2.3%*:
CPUK Finance Ltd.+	7.00		2/28/2042	483,000	734,312	660,629

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Leisure, Amusement, Entertainment (continued):
Interval Acquisition Corp.	5.63%	4/15/2023	459,000	$459,000	$473,917
Odeon & UCI Finco PLC MTN+	9.00	8/1/2018	200,000	317,192	265,716
Perform Group Financing PLC+	8.50	11/15/2020	150,000	224,306	188,590
WMG Acquisition Corp.^	6.75	4/15/2022	950,000	900,545	1,004,625

Total Leisure, Amusement, Entertainment			2,242,000	2,635,355	2,593,477

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.5%*:
Apex Tool Group LLC^	7.00	2/1/2021	750,000	661,719	717,187
Milacron LLC/Mcron Finance Corp.^	7.75	2/15/2021	905,000	928,178	941,200

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,655,000	1,589,897	1,658,387

Mining, Steel, Iron and Non-Precious Metals — 0.7%*:
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC+^	6.50	5/15/2021	166,000	166,000	175,545
Constellium NV+	7.00	1/15/2023	600,000	645,525	647,440

Total Mining, Steel, Iron and Non-Precious Metals			766,000	811,525	822,985

Oil and Gas — 4.3%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	250,000	176,894	200,000
Citgo Holding, Inc.^	10.75	2/15/2020	350,000	340,998	350,875
Energy Transfer Equity LP	5.50	6/1/2027	111,000	95,588	110,445
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	350,000	282,271	247,625
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	500,000	481,169	515,190
Globe Luxembourg S.C.A.^	9.63	5/1/2018	250,000	224,872	229,375
Jupiter Resources, Inc.+^	8.50	10/1/2022	1,000,000	813,513	840,000
Kosmos Energy Ltd.^	7.88	8/1/2021	1,025,000	974,252	994,250
Shelf Drilling Holdings Ltd.+^	8.63	11/1/2018	439,000	386,456	349,005
Sunoco LP/Sunoco Finance Corp.^	5.50	8/1/2020	302,000	302,000	306,907
Sunoco LP/Sunoco Finance Corp.^	6.25	4/15/2021	600,000	598,625	618,000

Total Oil and Gas			5,177,000	4,676,638	4,761,672

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Spectrum Brands, Inc.	4.00	10/1/2026	350,000	393,715	399,726
Wolverine World Wide, Inc.^	5.00	9/1/2026	283,000	283,000	285,830

Total Personal and Non-Durable Consumer Products Mfg. Only			633,000	676,715	685,556

Personal Transportation — 0.7%*:
AA Bond Co. Ltd.+	5.50	7/31/2043	600,000	847,515	767,969

Personal, Food and Miscellaneous — 0.3%*:
Landry’s, Inc.^	9.38	5/1/2020	70,000	73,225	73,419
Wagamama Finance PLC+	7.88	2/1/2020	200,000	297,579	272,321

Total Personal, Food and Miscellaneous			270,000	370,804	345,740

Printing and Publishing — 0.9%*:
Cimpress NV^	7.00	4/1/2022	470,000	457,602	489,975
MHGE Parent LLC/MHGE Parent Finance, Inc.^	8.50	8/1/2019	500,000	507,360	505,000

Total Printing and Publishing			970,000	964,962	994,975

Retail Stores — 2.8%*:
Boing Group Financing PLC MTN+	6.63	7/15/2019	200,000	272,200	211,190

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Retail Stores (continued):
Dollar Tree, Inc.	5.75%		3/1/2023	815,000	$838,952	$877,144
House of Fraser Funding PLC+	6.13	#	9/15/2020	150,000	232,255	175,699
HSS Financing PLC+	6.75		8/1/2019	204,000	307,968	266,636
Penske Automotive Group, Inc.	5.50		5/15/2026	545,000	543,642	543,637
Takko Luxembourg 2 S.C.A.+	6.71	#	4/15/2019	100,000	64,532	61,784
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	525,000	502,923	377,445
Travelex Financing PLC+	8.00		8/1/2018	500,000	641,569	613,079

Total Retail Stores				3,039,000	3,404,041	3,126,614

Telecommunications — 4.9%*:
Altice Financing SA+^	7.50		5/15/2026	825,000	827,065	859,031
Altice Luxembourg SA+	6.25		2/15/2025	250,000	284,358	281,862
eircom Finance DAC+	4.50		5/31/2022	150,000	170,363	170,990
Hughes Satellite Systems Corp.^	6.63		8/1/2026	426,000	425,471	411,090
LGE HoldCo VI B.V.+	7.13		5/15/2024	250,000	309,089	312,712
Numericable-SFR SA+^	6.00		5/15/2022	315,000	315,000	321,300
Numericable-SFR SA+^	7.38		5/1/2026	397,000	397,000	405,810
T-Mobile USA, Inc.	6.50		1/15/2026	294,000	294,000	325,238
Telenet Finance VI Luxembourg SCA+	4.88		7/15/2027	100,000	114,250	117,952
UPCB Finance IV Ltd.+	4.00		1/15/2027	250,000	278,772	278,029
Virgin Media Finance PLC+	6.38		10/15/2024	250,000	375,323	336,999
Wind Acquisition Finance SA+	3.71	#	7/15/2020	100,000	135,965	112,161
Wind Acquisition Finance SA+	4.00		7/15/2020	200,000	243,119	227,197
Wind Acquisition Finance SA+^	7.38		4/23/2021	850,000	803,678	888,250
Ziggo Secured Finance B.V.+	4.25		1/15/2027	400,000	446,180	443,394

Total Telecommunications				5,057,000	5,419,633	5,492,015

Utilities — 0.3%*:
NRG Energy, Inc.^	7.25		5/15/2026	327,000	327,000	332,723

Total Corporate Bonds				60,462,636	64,566,867	63,352,532

Total Fixed Income				105,753,803	108,015,688	104,390,518

	STRIKE PRICE		EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Options — 0.1%*:

Put Options Purchased — 0.1%*:

OTC - BCM Swaption with Goldman Sachs	$96.00		12/21/2016	25,000,000	180,000	34,645
OTC - BCM Swaption with Goldman Sachs	99.00		10/19/2016	11,200,000	22,960	3,758
OTC - BCM Swaption with Goldman Sachs	99.00		12/21/2016	16,800,000	116,760	47,536

Total Purchased Options				53,000,000	319,720	85,939

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investment — 4.7%*:
Bank Deposit — 4.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%		10/3/2016	5,237,432	5,237,432	5,237,432

Total Investments				129,863,581	113,626,858	110,161,574

Other assets and liabilities – 1.4%						1,562,253

Net Assets – 100.0%						$111,723,827

MTN	Medium Term Note

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

OTC	Over the Counter
PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	66.3%
United Kingdom	11.2%
Germany	5.0%
Netherlands	3.8%
France	2.8%
Canada	1.7%
Switzerland	1.6%
Italy	1.2%
Other (Individually less than 1%)	6.4%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2016.
††	Illiquid security.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(1)	Non-income producing security.

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/13/16	JPMorgan Chase Bank N.A.	EUR	90,577	101,792	101,957	$(165)
10/13/16	Goldman Sachs & Co.	EUR	438,586	492,889	492,755	134
10/4/16	Goldman Sachs & Co.	GBP	263,887	342,037	342,364	(327)
10/13/16	Goldman Sachs & Co.	GBP	104,234	135,131	138,303	(3,172)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(3,530)

See accompanying Notes to Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/3/16	Goldman Sachs & Co.	EUR	438,586	492,685	492,525	$(160)
10/13/16	Citibank N.A.	EUR	220,712	248,039	247,675	(364)
10/13/16	Morgan Stanley & Co.	EUR	835,603	939,063	935,815	(3,248)
10/13/16	JPMorgan Chase Bank N.A.	EUR	696,736	783,002	782,501	$(501)
10/13/16	Citibank N.A.	EUR	14,673,045	16,737,816	16,876,362	48,546
10/13/16	JPMorgan Chase Bank N.A.	GBP	9,192,719	11,917,619	12,234,038	316,419
10/13/16	Morgan Stanley & Co.	GBP	237,863	308,370	314,124	5,754
10/13/16	Goldman Sachs & Co.	GBP	263,887	342,108	342,433	325

Net unrealized appreciation on forward foreign exchange contracts to sell						$366,771

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.7%*:

Asset-Backed Securities — 29.0%*:

CDO/CLO — 4.7%*:
AIMCO CLO Series 2014-A A^	2.24	#%	7/20/2026	450,000	$448,911	$450,430
ALM VII Ltd. 2012-7A A1R^	2.31	#	10/15/2028	390,000	390,000	390,000
ALM XIV Ltd. 2014-14A A1^	2.17	#	7/28/2026	500,000	498,837	499,999
Apidos CLO XVII Series 2014-17A A1^	2.18	#	4/17/2026	450,000	448,911	450,011
Atlas Senior Loan Fund V Ltd. 2014-1A A^	2.23	#	7/16/2026	500,000	499,633	500,018
BlueMountain CLO Ltd. 2013-3A A^	2.15	#	10/29/2025	500,000	496,998	500,022
BlueMountain CLO Ltd. 2015-2A A1^	2.11	#	7/18/2027	500,000	492,735	500,970
Carlyle Global Market Strategies CLO Ltd. 2014-1A A^	2.20	#	4/17/2025	500,000	500,000	500,013
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1^	2.18	#	10/15/2026	250,000	250,000	250,042
Galaxy XX CLO Ltd. 2015-20A A^	2.15	#	7/20/2027	250,000	246,963	249,898
Goldentree Loan Opportunities VIII Ltd. 2014-8A A^	2.14	#	4/19/2026	900,000	896,105	900,035
LCM XIV LP 2014-A^	1.83	#	7/15/2025	700,000	699,131	699,180
LCM XVI LP 16A A^	2.18	#	7/15/2026	250,000	250,000	250,932
Madison Park Funding Ltd. 2016-22A A^	2.32	#	10/25/2029	350,000	350,000	350,000
Madison Park Funding XII Ltd. 2014-12A A^	2.20	#	7/20/2026	250,000	248,351	250,007
Madison Park Funding XIV Ltd. 2014-14A A2^	2.15	#	7/20/2026	250,000	249,854	250,007
Magnetite CLO Ltd. 2016-8A A^	2.26	#	11/15/2028	380,000	380,000	380,000
OHA Credit Partners VI Ltd. Series 2012-6A AR^	2.04	#	5/15/2023	594,905	592,443	594,881
OHA Loan Funding 2015-1 Ltd.^	2.32	#	2/15/2027	350,000	350,000	350,025
Seneca Park CLO Ltd. 2014-1A A^	2.16	#	7/17/2026	360,000	358,515	360,011
Symphony CLO XV Ltd. 2014-15A A^	2.13	#	10/17/2026	250,000	248,095	250,004
TCI-Symphony CLO Ltd. 2016-1A A^	2.40	#	10/13/2029	320,000	320,000	320,000
Voya CLO Ltd. 2014-2A A1^	2.13	#	7/17/2026	535,000	535,000	535,003

Total CDO/CLO				9,779,905	9,750,482	9,781,488

Other Asset-Backed Securities — 24.3%*:
321 Henderson Receivables II LLC 2006-3A A1^	0.64	#	9/15/2041	208,306	202,191	197,403
Access Group, Inc. 2002-A A2	2.05	#	9/25/2037	900,000	826,760	852,750
Access Group, Inc. 2005-1 A3	1.02	#	6/22/2022	99,727	98,453	98,935
Access Group, Inc. 2015-1 A^	1.23	#	7/25/2056	178,522	174,579	174,588
Access Group, Inc. 2015-1 B^	2.03	#	7/25/2058	100,000	86,277	87,376
Alterna Funding I LLC Series 2014-1A^	1.64		2/15/2021	299,882	296,506	292,385
American Credit Acceptance Receivables Trust 2015-3 A^	1.95		9/12/2019	63,239	63,236	63,419
American Credit Acceptance Receivables Trust 2016-1A^	2.37		5/12/2020	70,726	70,725	71,190
American Credit Acceptance Receivables Trust 2016-2^	2.22		7/13/2020	386,992	386,984	387,522
American Credit Acceptance Receivables Trust 2016-3 A^	1.70		11/12/2020	263,945	263,936	263,718
AmeriCredit Automobile Receivables Trust 2014-1 D	2.54		6/8/2020	310,000	309,613	313,964
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	79,400	79,400	82,874

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W10	1.42	#%	10/25/2034	378,664	$342,655	$346,562
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	200,000	199,963	200,832
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1	1.28	#	3/25/2035	548,721	545,383	550,854
AVANT Loans Funding Trust 2016-A A^	4.11		5/15/2019	630,957	634,339	633,628
AVANT Loans Funding Trust 2016-C A^	2.96		9/16/2019	149,435	149,431	149,409
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A A^	2.10		3/20/2019	240,000	238,870	240,313
BCC Funding XIII LLC 2016-1 A1^	1.10		9/20/2017	900,000	900,000	900,008
BlueVirgo Trust 2015-1A^	3.00		12/15/2022	291,876	290,713	294,967
California Republic Auto Receivables Trust 2015-4 A4^	2.58		6/15/2021	180,000	179,985	184,096
Capital Automotive REIT 2010-1A A^	5.73		12/15/2038	91,140	94,827	92,665
CarFinance Capital Auto Trust 2013-2A^	4.04		8/15/2019	650,000	652,849	661,938
CarFinance Capital Auto Trust 2014-2^	1.44		11/16/2020	150,904	149,678	150,276
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	217,363	215,144	215,834
Centex Home Equity Loan Trust 2006-A AV4	0.78	#	6/25/2036	240,395	234,566	235,386
Chase Issuance Trust Series 2014-A1	1.15		1/15/2019	3,000,000	3,004,260	3,001,295
Chesapeake Funding II LLC^	1.88		6/15/2028	290,000	289,985	289,523
Citi Held For Asset Issuance 2015-PM1 A^	1.85		12/15/2021	18,841	18,840	18,806
Citi Held For Asset Issuance 2015-PM2 A^	2.35		3/15/2022	37,311	37,309	37,301
Citi Held For Asset Issuance 2015-PM3 A^	2.56		5/16/2022	47,811	47,811	47,768
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates 2005-OPT3 M2	1.20	#	5/25/2035	698,723	696,984	695,966
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	459,537	463,932	460,774
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	65,000	64,682	63,087
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	190,751	185,209	185,799
College Loan Corp. Trust I 2005-2 B	1.17	#	1/15/2037	230,546	202,058	193,401
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	141,305	140,827	140,672
CPS Auto Receivables Trust 2014-D A^	1.49		4/15/2019	133,353	132,811	133,477
CPS Auto Receivables Trust 2015-B A^	1.65		11/15/2019	154,447	153,253	154,532
CPS Auto Receivables Trust 2015-C A^	1.77		6/17/2019	53,269	53,266	53,402
CPS Auto Receivables Trust 2015-C B^	2.55		2/18/2020	100,000	99,986	100,491
CPS Auto Receivables Trust 2016-A A^	2.25		10/15/2019	116,701	116,697	116,951
CPS Auto Receivables Trust 2016-B A^	2.07		11/15/2019	212,101	212,095	212,156
CPS Auto Receivables Trust 2016-C A^	1.62		1/15/2020	164,764	164,764	164,558
CPS Auto Receivables Trust 2016-C B^	2.48		9/15/2020	180,000	179,983	180,759
Credit Acceptance Auto Loan Trust 2016-2^	2.42		11/15/2023	300,000	299,934	301,601
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	117,548	111,764	111,680
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	610,700	606,138	613,876
Diamond Resorts Owner Trust 2013-1^	1.95		1/20/2025	464,273	461,351	462,396
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	690,272	684,822	688,505
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	46,200	46,195	46,470
Diamond Resorts Owner Trust 2015-2^	2.99		5/22/2028	193,477	195,706	197,080

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Diamond Resorts Owner Trust 2015-2 B^	3.54%		5/22/2028	70,355	$70,351	$71,508
Domino’s Pizza Master Issuer LLC 2012-1A A2^	5.22		1/25/2042	234,425	240,082	241,078
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	337,450	331,582	340,614
DRB Prime Student Loan Trust 2015-A A2^	3.06		7/25/2031	111,431	110,002	110,567
DRB Prime Student Loan Trust 2015-B A2^	3.17		7/25/2031	297,550	296,378	303,458
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	62,964	62,957	62,552
DRB Prime Student Loan Trust 2015-D A1^	2.23	#	1/25/2040	249,405	244,061	243,528
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	462,126	461,333	472,127
DRB Prime Student Loan Trust 2016-A A1^	2.52	#	4/25/2040	298,009	297,399	297,180
DRB Prime Student Loan Trust 2016-B^	2.89		6/25/2040	286,460	286,374	285,986
Drive Auto Receivables Trust 2015-AA C^	3.06		5/17/2021	500,000	506,080	504,355
Drive Auto Receivables Trust 2016-B^	2.56		6/15/2020	130,000	129,996	131,185
Drug Royalty LP 1 2012-1 A1^	5.93	#	7/15/2024	79,538	81,380	80,937
DT Auto Owner Trust 2015-3A A^	1.66		3/15/2019	33,831	33,829	33,850
DT Auto Owner Trust 2016-1A A^	2.00		9/16/2019	167,225	167,220	167,195
DT Auto Owner Trust 2016-1A B^	2.79		5/15/2020	230,000	229,991	232,140
DT Auto Owner Trust 2016-2^	2.92		5/15/2020	460,000	459,991	466,281
Earnest Student Loan Program 2016-B LLC^	2.58	#	2/26/2035	439,826	439,826	439,825
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	571,308	567,942	567,461
ECMC Group Student Loan Trust 2016-1A A^	1.86	#	7/26/2066	640,000	640,000	639,990
Education Funding Capital Trust IV 2004-1 A5	1.45	#	6/15/2043	50,000	47,049	48,422
Elara HGV Timeshare Issuer 2016-A LLC^	2.81		4/25/2028	330,396	330,391	330,254
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02		2/25/2027	46,104	45,708	46,620
Element Rail Leasing II LLC 2015-1A A1^	2.71		2/19/2045	503,014	498,523	495,645
Element Rail Leasing II LLC 2015-1A A1+^	3.97		3/19/2046	157,781	157,781	158,945
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	169,078	169,040	175,502
Enterprise Fleet Financing LLC 2016-1 A2^	1.83		9/20/2021	600,000	599,925	599,934
Exeter Automobile Receivables Trust 2015-3A A^	2.00		3/16/2020	138,274	138,326	138,328
First Franklin Mortgage Loan Trust 2005 FF3 M3	1.25	#	4/25/2035	510,868	508,348	507,750
First Investors Auto Owner Trust 2015-2A A1^	1.59		12/16/2019	28,050	28,049	28,058
First Investors Auto Owner Trust 2016-1A A1^	1.92		5/15/2020	300,835	300,830	301,325

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
First Investors Auto Owner Trust 2016-2A B^	2.21%		7/15/2022	520,000	$519,972	$520,743
Flagship Credit Auto Trust 2013-2^	3.21		8/15/2019	250,000	252,524	251,698
Flagship Credit Auto Trust 2014-1^	1.21		4/15/2019	83,787	83,606	83,818
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	78,432	78,426	78,166
Flagship Credit Auto Trust 2015-3^	2.38		10/15/2020	501,953	503,994	505,032
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	379,532	378,726	383,248
Flagship Credit Auto Trust 2016-3 B^	2.43		6/15/2021	310,000	309,972	311,519
FNA 2015-1 Trust^	3.24		12/10/2023	387,377	387,568	386,343
Ford Credit Auto Owner Trust 2015-2 A^	2.44		1/15/2027	130,000	131,179	133,740
FRS I LLC 2013-1A A1^	1.80		4/15/2043	42,646	42,208	41,793
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	242,833	242,780	235,639
Goal Capital Funding Trust 2007-1 C1	1.26	#	6/25/2042	200,277	196,107	199,715
Goal Structured Solution Trust 2015-1 B^	2.03	#	9/25/2043	100,000	75,706	87,480
Green Tree Agency Advance Funding Trust I 2015-T2 AT2^	3.09		10/15/2048	100,000	100,000	100,031
GSAMP Trust 2005-SEA2 A1^	0.88	#	1/25/2045	58,509	56,223	57,993
Hilton Grand Vacations Trust 2013-A^	2.28		1/25/2026	86,193	84,894	85,866
Leaf Receivables Funding 11 LLC^	1.00		6/15/2017	296,677	296,677	296,678
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	353,866	353,763	353,982
Miramax LLC 2014-1A A2^	3.34		7/20/2026	140,028	140,503	140,386
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC6	1.28	#	7/25/2035	33,387	33,057	33,235
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	223,182	220,267	222,790
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	72,052	72,047	72,422
MVW Owner Trust 2016-1A A^	2.25		12/20/2033	98,543	98,532	98,352
National Collegiate Student Loan Trust 2006-3	0.68	#	10/25/2027	11,591	11,467	11,575
Nations Equipment Finance Funding III LLC 2016-1A A^	3.61		2/20/2021	292,995	292,989	293,410
Navient Private Education Loan Trust 2015-BA A1^	1.12	#	5/15/2023	11,992	11,978	11,986
Navistar Financial Dealer Note Master Owner Trust II 2016-1 A^	2.15	#	9/27/2021	550,000	550,000	553,461
Navitas Equipment Receivables LLC 2015-1^	2.12		11/15/2018	232,436	232,373	232,902
NextGear Floorplan Master Owner Trust^	2.22	#	4/15/2021	490,000	490,000	491,079
NextGear Floorplan Master Owner Trust 2015-2A A^	2.38		10/15/2020	100,000	99,993	99,785
Northstar Education Finance, Inc. 2005-1 A5	1.49	#	10/30/2045	255,900	244,784	244,783
NovaStar Mortgage Funding Trust 2004-4 M5	2.25	#	3/25/2035	600,000	599,813	593,449
OnDeck Asset Securitization Trust II LLC^	4.21		5/17/2020	110,000	109,994	109,864
OneMain Direct Auto Receivables Trust 2016-1A A^	2.04		1/15/2021	146,072	146,065	146,518
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	190,263	190,891	190,686
Oscar US Funding Trust 2015 1A A3^	1.86		10/15/2019	720,000	717,750	714,282
Oscar US Funding Trust 2015 1A A4^	2.44		6/15/2022	270,000	262,421	266,798
Oscar US Funding Trust 2016 1A A2B^	2.22	#	7/15/2020	193,132	193,132	193,078
Oscar US Funding Trust V 2016-2A A1^	0.90		9/17/2017	360,000	360,000	360,000

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Oscar US Funding Trust V 2016-2A A2A^	2.31%		11/15/2019	450,000	$449,944	$449,944
Oxford Finance Funding 2016-1 LLC^	3.97		6/17/2024	170,000	170,000	170,854
PFS Financing Corp. 2014-AA A^	1.12	#	2/15/2019	820,000	819,683	819,581
PHEAA Student Loan Trust 2003-1 A3	1.95	#	7/25/2042	200,000	199,751	200,037
Popular ABS Mortgage Pass-Through Trust 2006-B A3	0.81	#	5/25/2036	128,716	123,473	126,326
Prestige Auto Receivables Trust 2015-1 B^	2.04		4/15/2021	260,000	260,912	260,149
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	250,914	251,780	251,390
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	540,000	546,230	548,707
Santander Drive Auto Receivables Trust 2015-2	2.44		4/15/2021	720,000	725,772	727,206
Santander Drive Auto Receivables Trust 2016-1	4.02		4/15/2022	430,000	440,416	448,836
Santander Drive Auto Receivables Trust 2016-1 A3	1.62		3/16/2020	180,000	179,976	179,687
Santander Drive Auto Receivables Trust 2016-1 B	2.47		12/15/2020	360,000	359,983	362,410
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	390,000	389,705	395,481
Sierra Timeshare Receivables Funding LLC 2014-1A A^	2.07		3/20/2030	122,303	121,556	121,677
Sierra Timeshare Receivables Funding LLC 2014-2A A^	2.05		6/20/2031	108,566	107,331	108,630
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	398,652	396,208	399,452
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	57,489	57,489	57,536
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	305,558	301,725	307,007
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	47,873	47,863	48,244
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	57,489	57,479	57,714
SLC Private Student Loan Trust 2006-A A5	0.85	#	7/15/2036	226,417	225,093	225,914
SLC Private Student Loan Trust 2006-A C	1.13	#	7/15/2036	350,000	308,748	310,420
SLC Student Loan Trust 2005-1 B	1.02	#	2/15/2045	294,470	244,899	248,478
SLM Student Loan Trust 2003-14 A6	1.01	#	7/25/2025	40,000	38,425	37,914
SLM Student Loan Trust 2003-4 B	1.50	#	6/15/2038	142,213	130,103	118,991
SLM Student Loan Trust 2005-4 B	0.89	#	7/25/2040	449,463	373,515	379,394
SLM Student Loan Trust 2006-5 B	0.92	#	10/25/2040	505,747	434,942	434,972
SLM Student Loan Trust 2006-9 A5	0.81	#	1/26/2026	150,000	146,012	147,129
SLM Student Loan Trust 2012-5 A2	0.83	#	6/25/2019	73,463	73,060	73,160
SLM Student Loan Trust 2013-6 A3	1.18	#	6/25/2055	180,000	171,796	178,346
SMB Private Education Loan Trust 2015-A^	1.52	#	6/15/2027	100,000	98,220	96,247
SMB Private Education Loan Trust 2016-A^	1.22	#	5/15/2023	453,575	453,575	453,575
SMB Private Education Loan Trust 2016-B A2B^	1.97	#	2/17/2032	132,000	132,000	132,000

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SoFi Consumer Loan Program 2016-1 LLC^	3.26%		8/25/2025	561,463	$561,403	$564,123
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	550,000	549,915	552,664
SoFi Professional Loan Program 2016-B LLC^	1.68		3/25/2031	296,096	296,072	296,385
SoFi Professional Loan Program 2016-B LLC^	1.73	#	6/25/2033	330,336	330,336	330,335
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	70,426	70,096	71,570
SoFi Professional Loan Program LLC 2016 A A1^	2.28	#	8/25/2036	279,142	276,687	284,181
SoFi Professional Loan Program LLC 2016 A A2^	2.76		12/26/2036	311,176	308,394	315,929
SoFi Professional Loan Program LLC 2016-D A1^	1.60	#	1/25/2039	220,000	220,000	220,000
SpringCastle America Funding LLC 2014-AA A^	2.70		5/25/2023	437,657	437,939	439,077
SpringCastle America Funding LLC 2016-AA A^	3.05		4/25/2029	730,000	729,972	729,972
SPS Servicer Advance Receivable 2015-T3 AT3^	2.92		7/15/2047	100,000	99,991	100,230
SVO VOI Mortgage LLC 2012-AA A^	2.00		9/20/2029	483,973	477,134	478,849
Taco Bell Funding LLC^	3.83		5/25/2046	330,000	331,099	335,340
Trinity Rail Leasing LP 2012-1A A1^	2.27		1/15/2043	68,548	66,478	67,070
United Auto Credit Securitization Trust 2016-1 A^	2.00		10/15/2017	49,848	49,847	49,882
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	880,000	879,910	883,475
Wendys Funding LLC 2015 1A A2I^	3.37		6/15/2045	742,500	739,966	745,777
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	321,848	321,444	322,247
Westlake Automobile Receivables Trust 2016-1A A2B^	1.57	#	1/15/2019	341,815	341,815	342,266
Westlake Automobile Receivables Trust 2016-2^	1.57		6/17/2019	290,000	289,984	290,248

Total Other Asset-Backed Securities				50,756,818	50,226,996	50,429,171

Total Asset-Backed Securities				60,536,723	59,977,478	60,210,659

Corporate Bonds — 42.5%*:

Advertising — 0.5%*:
S&P Global, Inc.	2.50		8/15/2018	260,000	260,791	264,105
S&P Global, Inc.	3.30		8/14/2020	700,000	729,540	734,811

Total Advertising				960,000	990,331	998,916

Aerospace/Defense — 1.0%*:
Harris Corp.	2.00		4/27/2018	685,000	686,116	688,895
Harris Corp.	2.70		4/27/2020	330,000	330,579	336,168
L-3 Communications Corp.	5.20		10/15/2019	895,000	943,746	980,015

Total Aerospace/Defense				1,910,000	1,960,441	2,005,078

Agriculture — 1.0%*:
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,050,000	1,075,281	1,098,206
Imperial Brands Finance PLC+^	2.05		7/20/2018	335,000	333,966	337,303
Imperial Brands Finance PLC+^	2.95		7/21/2020	607,000	620,445	626,707

Total Agriculture				1,992,000	2,029,692	2,062,216

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Airlines — 0.2%*:
WestJet Airlines Ltd.+^	3.50%	6/16/2021	490,000	$489,370	$502,145

Auto Manufacturers — 1.8%*:
Ford Motor Credit Co. LLC	2.24	6/15/2018	730,000	727,223	735,829
Ford Motor Credit Co. LLC	3.34	3/18/2021	315,000	315,000	324,083
General Motors Co.	3.50	10/2/2018	250,000	254,029	257,713
General Motors Financial Co.	3.20	7/13/2020	865,000	862,308	885,715
Hyundai Capital America^	2.00	7/1/2019	70,000	69,955	70,380
Hyundai Capital America+^	2.40	10/30/2018	150,000	150,056	152,084
Hyundai Capital America^	2.55	2/6/2019	510,000	515,303	518,858
Hyundai Capital America+^	3.00	10/30/2020	280,000	285,101	290,606
Nissan Motor Acceptance Corp.^	1.90	9/14/2021	510,000	509,040	508,620

Total Auto Manufacturers			3,680,000	3,688,015	3,743,888

Auto Parts&Equipment — 1.0%*:
Goodyear Tire & Rubber Co. (The)	5.13	11/15/2023	1,025,000	1,061,586	1,068,562
Lear Corp.	4.75	1/15/2023	900,000	932,067	934,875

Total Auto Parts&Equipment			1,925,000	1,993,653	2,003,437

Beverages — 0.8%*:
Anheuser-Busch InBev Finance, Inc.+	2.65	2/1/2021	695,000	706,130	717,168
Coca-Cola Femsa SAB de CV+	2.38	11/26/2018	814,000	824,000	828,015
Molson Coors Brewing Co.	2.10	7/15/2021	170,000	169,938	171,565

Total Beverages			1,679,000	1,700,068	1,716,748

Biotechnology — 0.5%*:
Celgene Corp.	2.13	8/15/2018	420,000	420,731	424,488
Celgene Corp.	2.25	5/15/2019	250,000	250,402	254,246
Celgene Corp.	2.88	8/15/2020	340,000	352,222	351,724

Total Biotechnology			1,010,000	1,023,355	1,030,458

Chemicals — 2.1%*:
Air Liquide Finance SA+^	1.75	9/27/2021	300,000	299,757	299,083
Airgas, Inc.	2.38	2/15/2020	250,000	248,081	254,184
Airgas, Inc.	3.05	8/1/2020	450,000	457,506	466,999
CF Industries, Inc.	6.88	5/1/2018	1,190,000	1,281,451	1,280,083
Ecolab, Inc.	2.00	1/14/2019	235,000	234,708	237,728
Incitec Pivot Finance LLC+^	6.00	12/10/2019	195,000	209,423	211,202
LyondellBasell Industries NV	5.00	4/15/2019	637,000	673,689	683,681
LyondellBasell Industries NV	6.00	11/15/2021	300,000	350,949	351,005
RPM International, Inc.	6.13	10/15/2019	180,000	196,532	200,716
RPM International, Inc.	6.50	2/15/2018	265,000	279,997	281,072

Total Chemicals			4,002,000	4,232,093	4,265,753

Commercial Banks — 6.9%*:
ANZ New Zealand Int’l Ltd.+^	2.25	2/1/2019	1,025,000	1,029,372	1,034,495
Bancolombia SA+	5.95	6/3/2021	315,000	346,242	347,587
Bank of America Corp.	5.42	3/15/2017	1,000,000	1,016,385	1,017,255
Bank of America Corp. MTN	2.25	4/21/2020	850,000	832,814	855,852
CIT Group, Inc.	4.25	8/15/2017	1,015,000	1,028,135	1,034,031
Citigroup, Inc.	2.35	8/2/2021	1,050,000	1,051,592	1,054,085
First Horizon National Corp.	3.50	12/15/2020	1,095,000	1,099,665	1,117,615
First Tennessee Bank N.A.	2.95	12/1/2019	550,000	547,148	557,400
Goldman Sachs Group, Inc. (The)	2.38	1/22/2018	590,000	595,416	596,521
Goldman Sachs Group, Inc. (The)	2.55	10/23/2019	650,000	649,694	664,279
Goldman Sachs Group, Inc. (The)	2.88	2/25/2021	775,000	796,524	794,873
Itau Unibanco Holding SA+^	2.85	5/26/2018	400,000	396,006	401,000

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIV EINTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Banks (continued):
Macquarie Bank Ltd.+^	2.85%	1/15/2021	130,000	$134,208	$133,904
Mitsubishi UFJ Trust & Banking Corp.+^	2.65	10/19/2020	880,000	887,453	901,150
Morgan Stanley	2.13	4/25/2018	415,000	417,367	418,488
Morgan Stanley	2.45	2/1/2019	1,205,000	1,216,972	1,226,713
Regions Bank	7.50	5/15/2018	212,000	230,620	230,697
Regions Financial Corp.	3.20	2/8/2021	910,000	937,058	945,999
Sumitomo Mitsui Financial Group, Inc.+	2.06	7/14/2021	482,000	478,462	478,071
SVB Financial Group	5.38	9/15/2020	200,000	219,079	222,292
Turkiye Garanti Bankasi AS+^	4.75	10/17/2019	325,000	335,718	327,463

Total Commercial Banks			14,074,000	14,245,930	14,359,770

Commercial Services — 0.2%*:
Western Union Co. (The)	5.93	10/1/2016	400,000	400,000	400,000

Construction Materials — 1.1%*:
Holcim US Finance Sarl & Cie SCS+^	6.00	12/30/2019	655,000	728,472	731,880
James Hardie International Finance Ltd.+^	5.88	2/15/2023	450,000	479,088	477,000
Masco Corp.	3.50	4/1/2021	260,000	261,347	269,100
Masco Corp.	7.13	3/15/2020	715,000	816,976	822,250

Total Construction Materials			2,080,000	2,285,883	2,300,230

Diversified Financial Services — 2.6%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	2.75	5/15/2017	415,000	414,521	416,556
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.95	2/1/2022	380,000	379,330	389,500
Air Lease Corp.	2.13	1/15/2018	530,000	526,830	532,650
Air Lease Corp.	2.13	1/15/2020	400,000	398,572	399,168
Air Lease Corp.	2.63	9/4/2018	125,000	124,599	126,136
Air Lease Corp.	3.38	1/15/2019	200,000	203,509	205,424
Ally Financial, Inc.	4.75	9/10/2018	1,205,000	1,236,476	1,247,175
BGC Partners, Inc.^	5.13	5/27/2021	470,000	467,604	471,590
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.50	3/15/2017	750,000	749,777	750,900
International Lease Finance Corp.	3.88	4/15/2018	350,000	351,237	358,312
Lazard Group LLC	4.25	11/14/2020	385,000	397,907	412,793

Total Diversified Financial Services			5,210,000	5,250,362	5,310,204

Electric — 1.5%*:
Ameren Corp.	2.70	11/15/2020	330,000	331,333	340,237
EDP Finance BV+^	4.13	1/15/2020	860,000	882,302	891,390
EDP Finance BV+^	4.90	10/1/2019	89,000	93,499	94,590
Entergy Texas, Inc.	2.55	6/1/2021	170,000	169,706	174,844
Entergy Texas, Inc.	7.13	2/1/2019	300,000	332,692	336,537
IPALCO Enterprises, Inc.	5.00	5/1/2018	150,000	155,615	156,375
Israel Electric Corp. Ltd.+^	7.25	1/15/2019	320,000	354,633	355,200
Majapahit Holding B.V.+^	7.75	1/20/2020	300,000	341,935	345,078
Southern Co. (The)	1.85	7/1/2019	130,000	129,978	131,022
Southern Co. (The)	2.35	7/1/2021	260,000	259,670	264,966

Total Electric			2,909,000	3,051,363	3,090,239

Electronics — 0.4%*:
FLIR Systems, Inc.	3.13	6/15/2021	480,000	490,741	495,423
Tech Data Corp.	3.75	9/21/2017	60,000	61,005	61,075
Tyco Electronics Group SA+	2.35	8/1/2019	135,000	134,950	136,880

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Electronics (continued):
Tyco Electronics Group SA+	2.38%	12/17/2018	200,000	$201,769	$203,532

Total Electronics			875,000	888,465	896,910

Engineering&Construction — 0.2%*:
SBA Tower Trust^	3.60	4/15/2018	330,000	328,658	331,107

Environmental Control — 0.2%*:
Clean Harbors, Inc.	5.25	8/1/2020	415,000	422,899	426,413

Food — 0.4%*:
JBS Investments GmbH+^	7.75	10/28/2020	415,000	443,500	434,712
Tyson Foods, Inc.	2.65	8/15/2019	335,000	337,475	343,508

Total Food			750,000	780,975	778,220

Forestry and Paper Products — 0.3%*:
Sappi Papier Holding GmbH+^	7.75	7/15/2017	700,000	722,342	715,750

Hand/Machine Tools — 0.3%*:
Stanley Black & Decker, Inc.	2.45	11/17/2018	700,000	709,881	715,180

Healthcare-Products — 0.4%*:
Boston Scientific Corp.	2.85	5/15/2020	350,000	353,773	360,720
Zimmer Biomet Holdings, Inc.	2.00	4/1/2018	480,000	480,564	483,208

Total Healthcare-Products			830,000	834,337	843,928

Healthcare-Services — 2.1%*:
Aetna, Inc.	1.90	6/7/2019	410,000	409,724	413,762
Anthem, Inc.	1.88	1/15/2018	250,000	250,060	251,203
Cigna Corp.	4.00	2/15/2022	412,000	442,753	447,923
Cigna Corp.	4.50	3/15/2021	420,000	453,117	460,663
HCA, Inc.	3.75	3/15/2019	1,000,000	1,019,331	1,033,750
Humana, Inc.	6.30	8/1/2018	150,000	161,299	162,021
Laboratory Corp. of America Holdings	2.63	2/1/2020	520,000	521,551	529,825
UnitedHealth Group, Inc.	1.70	2/15/2019	1,030,000	1,034,432	1,036,848

Total Healthcare-Services			4,192,000	4,292,267	4,335,995

Home Builders — 0.6%*:
Lennar Corp.	4.50	6/15/2019	150,000	153,169	157,125
Lennar Corp.	4.50	11/15/2019	850,000	880,666	895,687
Lennar Corp.	4.75	4/1/2021	140,000	140,000	149,100

Total Home Builders			1,140,000	1,173,835	1,201,912

Housewares — 0.3%*:
Newell Brands, Inc.	2.60	3/29/2019	630,000	634,346	644,137

Insurance — 2.4%*:
American International Group, Inc.	3.30	3/1/2021	700,000	699,427	734,439
CNA Financial Corp.	5.75	8/15/2021	341,000	376,111	393,122
Lincoln National Corp.	4.20	3/15/2022	350,000	378,032	378,761
Lincoln National Corp.	6.25	2/15/2020	300,000	330,177	337,627
Reinsurance Group of America, Inc.	5.63	3/15/2017	450,000	457,719	458,082
TIAA Asset Management Finance Co. LLC^	2.95	11/1/2019	835,000	845,047	860,376
Trinity Acquisition PLC+	3.50	9/15/2021	600,000	602,298	625,364
Unum Group	3.00	5/15/2021	120,000	119,758	122,694
Willis Towers Watson PLC+	5.75	3/15/2021	370,000	406,086	416,687
XLIT Ltd.+	5.75	10/1/2021	585,000	665,681	669,627

Total Insurance			4,651,000	4,880,336	4,996,779

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Internet — 0.6%*:
Alibaba Group Holding Ltd.+	2.50%	11/28/2019	250,000	$248,517	$255,014
Expedia, Inc.	7.46	8/15/2018	839,000	917,770	923,871

Total Internet			1,089,000	1,166,287	1,178,885

Investment Company Security — 0.3%*:
Ares Capital Corp.	3.88	1/15/2020	150,000	155,192	155,142
Ares Capital Corp.	4.88	11/30/2018	200,000	206,806	208,774
FS Investment Corp.	4.00	7/15/2019	335,000	338,194	340,734

Total Investment Company Security			685,000	700,192	704,650

IT Services — 0.6%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	3.48	6/1/2019	325,000	324,927	334,253
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	4.42	6/15/2021	370,000	379,148	386,694
Leidos Holdings, Inc.	4.45	12/1/2020	500,000	497,103	519,850

Total IT Services			1,195,000	1,201,178	1,240,797

Leisure Time — 0.5%*:
Brunswick Corp.^	4.63	5/15/2021	921,000	942,722	946,327

Lodging — 0.3%*:
Marriott International, Inc.	2.30	1/15/2022	300,000	298,825	302,530
Marriott International, Inc.	2.88	3/1/2021	275,000	274,202	285,277

Total Lodging			575,000	573,027	587,807

Machinery-Diversified — 0.4%*:
Case New Holland Industrial, Inc.+	7.88	12/1/2017	165,000	172,050	175,312
CNH Industrial Capital LLC	3.38	7/15/2019	610,000	617,692	620,675

Total Machinery-Diversified			775,000	789,742	795,987

Media — 1.1%*:
Charter Communications Operating LLC/Charter Communications Operating Capital^	3.58	7/23/2020	575,000	583,403	600,243
Sirius XM Radio, Inc.^	4.25	5/15/2020	625,000	631,849	637,500
Sirius XM Radio, Inc.^	5.75	8/1/2021	200,000	206,491	209,400
Viacom, Inc.	2.25	2/4/2022	80,000	79,754	79,616
Viacom, Inc.	2.75	12/15/2019	275,000	282,040	279,335
Viacom, Inc.	6.13	10/5/2017	400,000	413,133	417,616

Total Media			2,155,000	2,196,670	2,223,710

Mining — 0.5%*:
Glencore Canada Corp.+	5.50	6/15/2017	596,000	607,807	609,410
Glencore Finance Canada Ltd.+^	2.70	10/25/2017	410,000	411,101	410,615

Total Mining			1,006,000	1,018,908	1,020,025

Office/Business Equip — 0.6%*:
Pitney Bowes, Inc.	3.38	10/1/2021	995,000	992,266	994,522
Pitney Bowes, Inc.	4.75	5/15/2018	200,000	207,896	207,185

Total Office/Business Equip			1,195,000	1,200,162	1,201,707

Packaging and Containers — 0.5%*:
Graphic Packaging International, Inc.	4.75	4/15/2021	925,000	973,514	987,437

Pharmaceuticals — 2.5%*:
AbbVie, Inc.	1.80	5/14/2018	1,020,000	1,023,000	1,024,167
Actavis Funding SCS+	2.35	3/12/2018	335,000	336,258	338,454
Baxalta, Inc.	2.00	6/22/2018	330,000	329,963	330,817

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pharmaceuticals (continued):
Express Scripts Holding Co.	3.30%	2/25/2021	675,000	$674,632	$709,396
Express Scripts Holding Co.	4.75	11/15/2021	250,000	280,951	280,059
Mylan NV^	2.50	6/7/2019	330,000	329,667	332,931
Mylan NV^	3.15	6/15/2021	885,000	888,888	901,615
Shire Acquisitions Investments Ireland DAC+	2.40	9/23/2021	290,000	289,688	290,365
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20	7/21/2021	1,040,000	1,040,731	1,036,078

Total Pharmaceuticals			5,155,000	5,193,778	5,243,882

Real Estate Investment Trusts — 1.8%*:
American Tower Corp.	2.25	1/15/2022	330,000	329,532	329,326
American Tower Corp.	3.30	2/15/2021	180,000	179,770	188,169
American Tower Corp.	4.50	1/15/2018	300,000	308,964	311,149
Crown Castle International Corp.	3.40	2/15/2021	562,000	582,706	588,158
DDR Corp.	4.75	4/15/2018	445,000	460,434	461,991
DDR Corp. MTN	7.50	7/15/2018	31,000	33,753	33,958
Digital Realty Trust LP	3.40	10/1/2020	385,000	389,115	399,138
Duke Realty LP	3.88	2/15/2021	100,000	103,168	106,711
Duke Realty LP	6.50	1/15/2018	140,000	147,550	148,879
HCP, Inc.	6.00	1/30/2017	390,000	395,532	395,578
Highwoods Realty LP	7.50	4/15/2018	370,000	399,019	400,056
Weyerhaeuser Co.	7.38	10/1/2019	315,000	354,063	362,138

Total REITS			3,548,000	3,683,606	3,725,251

Retail — 1.5%*:
AutoNation, Inc.	3.35	1/15/2021	355,000	356,117	365,584
Best Buy Co., Inc.	5.00	8/1/2018	200,000	205,430	211,914
CVS Health Corp.	2.13	6/1/2021	715,000	715,120	722,257
Dollar Tree, Inc.	5.75	3/1/2023	970,000	1,024,702	1,043,962
Home Depot, Inc. (The)	2.00	4/1/2021	505,000	507,690	513,553
QVC, Inc.	3.13	4/1/2019	297,000	303,822	304,523

Total Retail			3,042,000	3,112,881	3,161,793

Semiconductors — 0.5%*:
KLA-Tencor Corp.	2.38	11/1/2017	390,000	391,541	392,644
KLA-Tencor Corp.	3.38	11/1/2019	200,000	204,184	207,195
NXP BV/NXP Funding LLC+^	4.13	6/1/2021	500,000	500,000	535,625

Total Semiconductors			1,090,000	1,095,725	1,135,464

Telecommunications — 0.1%*:
Verizon Communications, Inc.	1.75	8/15/2021	290,000	288,776	286,829

Transportation — 1.3%*:
Asciano Finance Ltd.+^	5.00	4/7/2018	550,000	565,894	568,887
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.05	1/9/2020	350,000	355,815	359,884
PT Penske Truck Leasing Co. LP/L Finance Corp.^	2.50	6/15/2019	285,000	281,378	289,174
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.20	7/15/2020	135,000	134,925	139,698
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.30	4/1/2021	240,000	247,411	249,542
Ryder System, Inc.	2.45	9/3/2019	200,000	203,976	204,057
Ryder System, Inc.	2.50	3/1/2018	250,000	250,596	253,231
Ryder System, Inc.	2.55	6/1/2019	185,000	184,663	188,649
Ryder System, Inc.	2.88	9/1/2020	200,000	198,284	204,802

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Transportation (continued):
TTX Co.^	2.25%		2/1/2019	250,000	$249,750	$253,244

Total Transportation				2,645,000	2,672,692	2,711,168

Trucking and Leasing — 0.6%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	480,000	478,468	486,000
Aviation Capital Group Corp.^	6.75		4/6/2021	200,000	220,385	235,000
GATX Corp.	2.60		3/30/2020	495,000	484,861	501,562

Total Trucking and Leasing				1,175,000	1,183,714	1,222,562

Total Corporate Bonds				85,000,000	87,002,471	88,049,694

Mortgage-Backed Securities — 2.8%*:

Banc of America Commercial Mortgage Trust 2007-4 AM	6.00	#	2/10/2051	255,000	272,348	262,927
Banc of America Commercial Mortgage Trust 2008-1 A1A	6.39	#	2/10/2051	659,636	689,297	683,440
Banc of America Commercial Mortgage Trust 2008-1 A4	6.44	#	2/10/2051	193,623	210,448	200,949
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.24		12/11/2038	220,000	229,829	220,200
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24 AM	5.57	#	10/12/2041	165,814	173,693	165,783
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.92	#	6/11/2050	160,000	171,712	165,002
CD 2007-CD4 Commercial Mortgage Trust	5.32		12/11/2049	112,124	113,652	112,602
COMM Mortgage Trust 2007-C9 AM	5.65	#	12/10/2049	100,000	106,559	102,543
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	2.03	#	7/25/2025	123,713	123,760	124,006
Fannie Mae Connecticut Avenue Securities CAS 2015-C04 1M1	2.13	#	4/25/2028	111,801	111,801	112,034
Fannie Mae Connecticut Avenue Securities CAS 2016-C04 1M1	1.98	#	1/25/2029	307,100	307,100	308,959
Fannie Mae Connecticut Avenue Securities CAS 2016-C05 2M1	1.88	#	1/25/2029	296,707	296,707	297,877
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M1	1.98	#	7/25/2028	235,881	235,881	236,921
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	6.12	#	4/17/2045	18,991	19,706	18,964
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC18	5.47	#	6/12/2047	700,000	717,086	706,527
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20	5.79	#	2/12/2051	247,420	257,328	253,857
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	6.09	#	2/12/2051	210,000	228,070	217,498
ML-CFC Commercial Mortgage Trust 2006-4 AM	5.20		12/12/2049	64,400	67,310	64,368
ML-CFC Commercial Mortgage Trust 2007-9 AM	5.86	#	9/12/2049	450,000	467,760	466,927
Morgan Stanley Capital I Trust 2006-IQ12 AM	5.37		12/15/2043	290,000	303,243	290,506
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.48	#	1/11/2043	186,176	203,552	194,870
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.34		11/15/2048	280,000	289,018	280,858

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):

Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	6.16	#%	2/15/2051	195,434	$210,128	$200,619

Total Mortgage-Backed Securities				5,583,820	5,805,988	5,688,237

U.S. Treasury & Government Agencies — 23.4%*:

Education Funding Capital Trust IV	1.04	#	12/16/2024	51,752	51,651	50,989
Federal Home Loan Mortgage Corp.	0.97	#	9/15/2042	459,665	457,370	457,875
Federal Home Loan Mortgage Corp.	1.00	#	10/15/2040	520,993	520,505	521,475
Federal Home Loan Mortgage Corp.	3.50		6/15/2042	520,361	547,622	542,652
Federal Home Loan Mortgage Corp.	4.00		3/15/2040	474,084	505,983	501,931
Federal Home Loan Mortgage Corp. TBA	4.00		10/1/2046	1,350,000	1,444,500	1,448,033
Federal National Mortgage Association REMICS 2012-111 EC	2.00		12/25/2041	1,240,375	1,244,228	1,241,017
Federal National Mortgage Association REMICS 2015-58 JP	2.50		3/25/2037	95,608	97,648	98,671
Federal National Mortgage Association REMICS 2015-62 VA	4.00		10/25/2026	132,621	142,951	145,607
Federal National Mortgage Association REMICS 2016-62 FA	1.03	#	9/25/2046	946,226	946,226	946,229
Federal National Mortgage Association REMICS 2016-62 FC	1.03	#	9/25/2046	648,048	647,644	647,173
Federal National Mortgage Association REMICS 2016-74 GF	1.00	#	10/25/2046	860,000	860,134	859,181
Federal National Mortgage Association TBA	4.00		11/1/2046	4,325,000	4,643,969	4,639,576
Goal Capital Funding Trust 2010-1 A^	1.53	#	8/25/2048	124,569	119,459	120,727
Navient Student Loan Trust 2014-1 A1	0.78	#	3/25/2021	41,113	40,980	41,088
Navient Student Loan Trust 2015-2 A3	1.10	#	11/26/2040	500,000	492,501	486,104
Navient Student Loan Trust 2016-5 A^	1.78	#	6/25/2065	1,244,267	1,249,822	1,244,271
Nelnet Student Loan Trust 2006-2 A6	0.83	#	4/25/2031	280,000	273,727	269,299
Nelnet Student Loan Trust 2014-6A A^	1.18	#	11/25/2047	432,411	418,730	418,749
NorthStar Student Loan Trust III 2016-1 A^	1.74	#	5/27/2036	320,000	305,590	305,550
SLM Student Loan Trust 2003-12 A5^	1.13	#	9/15/2022	85,367	84,805	85,139
SLM Student Loan Trust 2005-8 A3	0.82	#	10/25/2024	6,564	6,536	6,562
U.S. Treasury Note	0.63		6/30/2018	10,300,000	10,273,090	10,277,464
U.S. Treasury Note	0.88		7/15/2018	13,000,000	13,042,861	13,023,868
U.S. Treasury Note``	0.88		7/31/2019	6,470,000	6,467,608	6,471,514
U.S. Treasury Note	1.75		10/31/2018	3,660,000	3,714,906	3,730,770

Total U.S. Treasury & Government Agencies				48,089,024	48,601,046	48,581,514

Total Fixed Income				199,209,567	201,386,983	202,530,104

Short-Term Investments — 4.2%*:
Bank Deposit — 0.1%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		10/3/2016	290,711	290,711	290,711

Commercial Paper — 4.1%*:
Chemicals — 1.6%*:
ONEOK Partners LP	0.00		10/17/2016	3,308,000	3,306,383	3,306,383

Construction Materials — 1.8%*:
Amphenol Corp.	0.00		10/3/2016	1,500,000	1,499,956	1,499,956
Fortive Corp.	0.00		10/13/2016	2,200,000	2,199,457	2,199,457

Total Construction Materials				3,700,000	3,699,413	3,699,413

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Commercial Paper (continued):
Media — 0.7%*:
Thomson Reuters Corp.	0.01%	10/17/2016	$1,514,000	$1,513,293	$1,513,293

Total Commercial Paper			8,522,000	8,519,089	8,519,089

Total Short-Term Investments			8,812,711	8,809,800	8,809,800

Total Investments			208,022,278	210,196,783	211,339,904

Other assets and liabilities – (1.9%)*					(4,008,246)

Net Assets – 100.0%					$207,331,658

MTN	Medium Term Note
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	91.4%
Ireland	1.0%
Other (Individually less than 1%)	7.6%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2016.
†	When-issued security.
``	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2016.

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED (DEPRECIATION)
3/15/17	JPMorgan Chase Bank N.A.	CNH	29,376,600	4,364,619	4,389,630	$(25,011)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(25,011)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
3/15/17	JPMorgan Chase Bank N.A.	CNH	29,376,600	4,364,619	4,400,000	$35,381

Currency Legend

CNH – Chinese Yuan Renminbi

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Future
U.S. 2-Year Treasury Note	12/30/16	216	Long	$47,189,250	$453

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
U.S. 10-Year Treasury Note	12/20/16	67	Short	$8,785,375	$7,633
U.S. 10-Year Ultra Bond	12/20/16	10	Short	1,441,563	2,962
U.S. 5-Year Treasury Note	12/30/16	181	Short	21,994,328	(8,189)
U.S. Long Bond	12/20/16	2	Short	336,312	(257)

Total Short Futures					$2,149

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED APPRECIATION (DEPRECIATION)
CMBX.NA.BBB-.6†	3.00%	11/17/2045	JPMorgan Chase Bank N.A.	230,000	230,000	$548	$(207)	$(755)
CMBX.NA.BBB-.6†	3.00%	5/11/2063	Goldman Sachs & Co.	290,000	290,000	22,234	(260)	21,974

Total OTC Credit Default Swap						(21,686)	(467)	21,219

Centrally Cleared Credit Default Swaps - Buy Protection

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CDX.NA.JG.26in	1.00%	6/20/2021	1,530,000	$1,530,000	$13,961	$(21,738)	$(7,777)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

See accompanying Notes to Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.7%*:

Asset-Backed Securities — 20.0%*:

CDO/CLO — 5.6%*:
ALM VII Ltd. 2012-7A A1R^	2.31	#%	10/15/2028	250,000	$250,000	$250,000
ALM XIV Ltd. 2014-14A A1^	2.17	#	7/28/2026	250,000	249,418	250,000
Atlas Senior Loan Fund V Ltd. 2014-1A A^	2.23	#	7/16/2026	250,000	249,817	250,009
Carlyle Global Market Strategies CLO Ltd. 2014-1A A^	2.20	#	4/17/2025	250,000	250,000	250,006
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1^	2.18	#	10/15/2026	250,000	250,000	250,042
Madison Park Funding XIV Ltd. 2014-14A A2^	2.15	#	7/20/2026	250,000	249,854	250,007

Total CDO/CLO				1,500,000	1,499,089	1,500,064

Other Asset-Backed Securities — 14.4%*:
Access Group, Inc. 2006-1 B	1.28	#	8/25/2037	76,859	67,071	62,776
Access Group, Inc. 2015-1 A^	1.23	#	7/25/2056	77,618	75,904	75,908
Access Group, Inc. 2015-1 B^	2.03	#	7/25/2058	100,000	86,277	87,376
American Credit Acceptance Receivables Trust 2016-1A^	2.37		5/12/2020	17,681	17,681	17,798
AmeriCredit Automobile Receivables Trust 2016-2	2.87		11/8/2021	20,000	20,000	20,338
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	39,700	39,700	41,437
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W10	1.42	#	10/25/2034	68,160	61,678	62,381
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1	1.28	#	3/25/2035	95,430	94,849	95,801
Citi Held For Asset Issuance 2015-PM1 A^	1.85		12/15/2021	18,841	18,840	18,806
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	123,175	126,126	123,507
CLI Funding VI LLC^	4.21		2/18/2041	89,094	89,085	89,663
College Loan Corp. Trust I 2005-2 B	1.17	#	1/15/2037	121,037	106,080	101,536
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	60,055	59,851	59,786
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	48,978	46,630	46,533
CWABS Asset-Backed Certificates Trust 2005-4 MV5	1.19	#	10/25/2035	60,000	53,730	53,256
DB Master Finance LLC 2015-1^	3.98		2/20/2045	49,250	50,274	50,237
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	98,500	98,530	99,012
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	50,303	49,971	50,174
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	46,200	46,195	46,470
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	59,550	59,550	60,108
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	59,550	59,550	60,360
DRB Prime Student Loan Trust 2015-B^	2.43	#	10/27/2031	75,270	75,133	75,692
Drive Auto Receivables Trust 2016-B^	2.56		6/15/2020	20,000	19,999	20,182
Drug Royalty LP 1 2012-1 A1^	5.93	#	7/15/2024	36,154	37,147	36,790
Earnest Student Loan Program LLC 2016-C A1^	2.33	#	10/27/2036	107,823	107,823	107,823
ECMC Group Student Loan Trust 2016-1A A^	1.86	#	7/26/2066	100,000	100,000	99,998
Element Rail Leasing II LLC 2015-1A A1^	2.71		2/19/2045	77,387	74,739	76,253

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67%		6/1/2027	93,932	$93,911	$97,501
First Franklin Mortgage Loan Trust 2005 FF3 M3	1.25	#	4/25/2035	88,550	88,114	88,010
Flagship Credit Auto Trust 2016-2^	3.05		8/16/2021	60,000	59,997	60,367
FNA 2015-1 Trust^	3.24		12/10/2023	55,340	55,389	55,192
GSAMP Trust 2005-SEA2 A1^	0.88	#	1/25/2045	16,140	15,510	15,998
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	49,367	49,329	51,559
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	93,123	93,251	93,153
Miramax LLC 2014-1A A2^	3.34		7/20/2026	66,680	67,122	66,851
Northstar Education Finance, Inc. 2005-1 A5	1.49	#	10/30/2045	32,324	30,920	30,920
NovaStar Mortgage Funding Trust 2004-4 M5	2.25	#	3/25/2035	100,000	99,969	98,908
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	107,540	107,895	107,779
OSCAR US Funding Trust V 2016-2A A4^	2.99		12/15/2023	80,000	79,979	79,979
Popular ABS Mortgage Pass-Through Trust 2006-B A3	0.81	#	5/25/2036	62,519	59,973	61,358
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	115,806	116,206	116,026
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	47,873	47,863	48,244
SLC Private Student Loan Trust 2006-A A5	0.85	#	7/15/2036	64,690	64,312	64,547
SLC Private Student Loan Trust 2006-A C	1.13	#	7/15/2036	140,000	124,461	124,168
SLC Student Loan Trust 2005-1 B	1.02	#	2/15/2045	111,899	95,737	94,422
SLM Student Loan Trust 2002-7 A11	3.01	#	3/15/2028	50,000	49,395	49,971
SLM Student Loan Trust 2003-4 B	1.50	#	6/15/2038	80,587	73,725	67,428
SLM Student Loan Trust 2005-4 B	0.89	#	7/25/2040	109,941	93,051	92,802
SLM Student Loan Trust 2006-5 B	0.92	#	10/25/2040	68,344	58,776	58,780
SoFi Consumer Loan Program 2016-1 LLC^	3.26		8/25/2025	93,577	93,567	94,020
SoFi Professional Loan Program LLC 2016 A A2^	2.76		12/26/2036	88,908	88,112	90,265
SpringCastle America Funding LLC 2014-AA A^	2.70		5/25/2023	39,787	39,897	39,916
Taco Bell Funding LLC^	3.83		5/25/2046	80,000	80,252	81,295
Taco Bell Funding LLC^	4.97		5/25/2046	70,000	70,637	72,302
Wendys Funding LLC 2015 1A A2I^	3.37		6/15/2045	128,700	128,261	129,268

Total Other Asset-Backed Securities				3,992,242	3,868,024	3,871,030

Total Asset-Backed Securities				5,492,242	5,367,113	5,371,094

Corporate Bonds — 35.8%*:

Advertising — 0.5%*:
S&P Global, Inc.	3.30		8/14/2020	45,000	44,958	47,238
S&P Global, Inc.	4.00		6/15/2025	50,000	50,192	54,167
WPP Finance 2010+	5.63		11/15/2043	35,000	38,199	41,526

Total Advertising				130,000	133,349	142,931

Aerospace/Defense — 0.0%*:
Spirit AeroSystems, Inc.	3.85		6/15/2026	5,000	4,996	5,193

Agriculture — 1.3%*:
Altria Group, Inc.	2.85		8/9/2022	50,000	48,401	52,207

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Agriculture (continued):
Altria Group, Inc.	4.25%	8/9/2042	30,000	$26,851	$32,458
Bunge Ltd. Finance Corp.	3.25	8/15/2026	25,000	24,977	25,155
Bunge Ltd. Finance Corp.	3.50	11/24/2020	5,000	4,996	5,229
Imperial Tobacco Finance PLC+^	3.75	7/21/2022	200,000	197,260	212,224
Reynolds American, Inc.	4.45	6/12/2025	30,000	30,606	33,472

Total Agriculture			340,000	333,091	360,745

Airlines — 0.3%*:
WestJet Airlines Ltd.+^	3.50	6/16/2021	80,000	79,897	81,983

Auto Manufacturers — 1.2%*:
Ford Motor Co.	7.45	7/16/2031	60,000	76,049	79,362
General Motors Co.	5.20	4/1/2045	35,000	34,582	36,406
General Motors Financial Co., Inc.	3.20	7/6/2021	130,000	129,773	131,597
General Motors Financial Co., Inc.	3.70	5/9/2023	25,000	24,939	25,426
General Motors Financial Co., Inc.	4.30	7/13/2025	50,000	49,675	51,513

Total Auto Manufacturers			300,000	315,018	324,304

Beverages — 0.6%*:
Anheuser-Busch InBev Finance, Inc.+	3.65	2/1/2026	50,000	49,921	53,700
Anheuser-Busch InBev Worldwide, Inc.+	8.20	1/15/2039	35,000	52,270	56,499
Molson Coors Brewing Co.	3.00	7/15/2026	40,000	39,939	40,277
Molson Coors Brewing Co.	4.20	7/15/2046	10,000	9,936	10,419

Total Beverages			135,000	152,066	160,895

Biotechnology — 0.4%*:
Amgen, Inc.	5.15	11/15/2041	25,000	26,052	28,492
Celgene Corp.	3.55	8/15/2022	60,000	59,861	63,749
Gilead Sciences, Inc.	4.75	3/1/2046	10,000	9,959	11,176

Total Biotechnology			95,000	95,872	103,417

Chemicals — 0.7%*:
LYB International Finance B.V.	5.25	7/15/2043	35,000	36,001	39,769
RPM International, Inc.	6.13	10/15/2019	90,000	98,611	100,358
Westlake Chemical Corp.	3.60	7/15/2022	50,000	49,544	51,569

Total Chemicals			175,000	184,156	191,696

Commercial Banks — 4.6%*:
Associated Banc-Corp	2.75	11/15/2019	45,000	45,193	45,885
Associated Banc-Corp	4.25	1/15/2025	70,000	70,019	72,865
Bank of America Corp.	7.63	6/1/2019	120,000	136,173	137,713
Bank of America Corp. MTN	3.95	4/21/2025	45,000	43,956	46,584
Bank of America Corp. MTN	4.00	4/1/2024	25,000	25,565	26,940
Bank of America Corp. MTN	4.45	3/3/2026	25,000	25,000	26,830
Bank of America Corp. MTN	5.88	2/7/2042	25,000	28,690	32,593
Bank of Nova Scotia (The)+	4.50	12/16/2025	20,000	19,999	21,309
Citigroup, Inc.	3.88	3/26/2025	60,000	58,463	61,920
Citigroup, Inc.	4.60	3/9/2026	45,000	44,915	48,059
Goldman Sachs Group, Inc. (The)	5.15	5/22/2045	70,000	67,763	76,336
Goldman Sachs Group, Inc. (The)	5.95	1/15/2027	50,000	55,844	58,946
ICICI Bank Ltd.+^	4.75	11/25/2016	200,000	200,899	200,860
JPMorgan Chase & Co.	4.50	1/24/2022	25,000	26,569	27,683
JPMorgan Chase & Co.	4.95	6/1/2045	40,000	39,306	44,805
Morgan Stanley	3.95	4/23/2027	100,000	94,966	103,865
Morgan Stanley MTN	6.63	4/1/2018	110,000	117,675	117,863
SVB Financial Group	3.50	1/29/2025	40,000	39,125	40,411
Wells Fargo & Co. MTN	4.30	7/22/2027	40,000	39,860	43,110

Total Commercial Banks			1,155,000	1,179,980	1,234,577

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Services — 0.2%*:
ERAC USA Finance LLC^	5.63%	3/15/2042	20,000	$21,546	$24,196
Total System Services, Inc.	4.80	4/1/2026	15,000	14,961	16,610

Total Commercial Services			35,000	36,507	40,806

Construction Materials — 0.4%*:
Masco Corp.	3.50	4/1/2021	48,000	47,851	49,680
Owens Corning	4.20	12/1/2024	50,000	49,369	53,045

Total Construction Materials			98,000	97,220	102,725

Distribution/Wholesale — 0.2%*:
Ingram Micro, Inc.	4.95	12/15/2024	45,000	46,222	45,539

Diversified Financial Services — 1.8%*:
Affiliated Managers Group, Inc.	4.25	2/15/2024	50,000	51,368	52,553
Air Lease Corp.	2.63	9/4/2018	110,000	109,647	110,999
Air Lease Corp.	3.38	1/15/2019	25,000	25,456	25,678
Air Lease Corp.	3.38	6/1/2021	5,000	4,957	5,187
Brookfield Finance, Inc.+	4.25	6/2/2026	60,000	59,437	61,968
Discover Financial Services	3.75	3/4/2025	30,000	28,901	30,359
General Electric Co. MTN	6.88	1/10/2039	35,000	46,832	52,720
Lazard Group LLC	4.25	11/14/2020	130,000	135,662	139,385
Legg Mason, Inc.	4.75	3/15/2026	5,000	4,998	5,402

Total Diversified Financial Services			450,000	467,258	484,251

Electric — 1.6%*:
Appalachian Power Co.	6.70	8/15/2037	30,000	37,556	39,773
CMS Energy Corp.	3.88	3/1/2024	50,000	51,300	54,558
Duke Energy Corp.	3.75	9/1/2046	25,000	24,986	24,244
Duke Energy Florida LLC	3.10	8/15/2021	50,000	51,265	52,989
Indianapolis Power & Light Co.^	4.05	5/1/2046	45,000	44,701	46,361
LG&E and KU Energy LLC	4.38	10/1/2021	50,000	53,439	55,124
NiSource Finance Corp.	6.13	3/1/2022	50,000	56,673	59,660
PPL Capital Funding, Inc.	3.10	5/15/2026	35,000	34,957	35,578
Puget Sound Energy, Inc.	4.30	5/20/2045	30,000	30,662	34,525
Southwestern Public Service Co.	6.00	10/1/2036	30,000	35,639	38,177

Total Electric			395,000	421,178	440,989

Electrical Components and Equipment — 0.2%*:
Legrand France SA+	8.50	2/15/2025	35,000	46,504	47,934

Electronics — 0.3%*:
Agilent Technologies, Inc.	3.88	7/15/2023	50,000	50,552	53,359
FLIR Systems, Inc.	3.13	6/15/2021	25,000	24,984	25,803

Total Electronics			75,000	75,536	79,162

Environmental Control — 0.5%*:
Republic Services, Inc.	4.75	5/15/2023	50,000	54,002	56,644
Waste Management, Inc.	7.00	7/15/2028	50,000	64,805	68,155

Total Environmental Control			100,000	118,807	124,799

Food — 0.3%*:
Kraft Heinz Foods Co.	2.80	7/2/2020	40,000	40,213	41,453
Kraft Heinz Foods Co.	3.00	6/1/2026	20,000	19,915	20,159
Whole Foods Market, Inc.^	5.20	12/3/2025	20,000	19,974	21,722

Total Food			80,000	80,102	83,334

Forestry and Paper Products — 0.6%*:
Celulosa Arauco y Constitucion SA+	4.75	1/11/2022	30,000	31,089	32,074
Domtar Corp.	4.40	4/1/2022	50,000	50,746	52,854

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Forestry and Paper Products (continued):
International Paper Co.	9.38%		5/15/2019	73,000	$84,887	$86,785

Total Forestry and Paper Products				153,000	166,722	171,713

Gas — 0.3%*:
CenterPoint Energy Resources Corp.	4.50		1/15/2021	25,000	26,643	26,997
CenterPoint Energy Resources Corp.	5.85		1/15/2041	20,000	23,406	24,129
Laclede Group, Inc. (The)	4.70		8/15/2044	25,000	25,258	26,671

Total Gas				70,000	75,307	77,797

Healthcare-Products — 0.1%*:
Zimmer Biomet Holdings, Inc.	3.55		4/1/2025	35,000	34,283	36,073

Healthcare-Services — 0.3%*:
Aetna, Inc.	2.40		6/15/2021	35,000	34,997	35,405
Aetna, Inc.	3.20		6/15/2026	40,000	39,854	40,669
Aetna, Inc.	4.38		6/15/2046	10,000	9,990	10,472

Total Healthcare-Services				85,000	84,841	86,546

Housewares — 0.4%*:
Newell Rubbermaid, Inc.	3.85		4/1/2023	40,000	39,989	42,578
Newell Rubbermaid, Inc.	3.90		11/1/2025	20,000	19,942	21,137
Toro Co. (The)	7.80		6/15/2027	25,000	31,918	32,385

Total Housewares				85,000	91,849	96,100

Insurance — 2.2%*:
Allstate Corp. (The)	5.75	#	8/15/2053	110,000	116,533	118,113
American International Group, Inc.	3.30		3/1/2021	30,000	29,975	31,476
American International Group, Inc.	3.90		4/1/2026	20,000	19,990	21,159
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,310	27,428
Brown & Brown, Inc.	4.20		9/15/2024	13,000	13,085	13,523
Liberty Mutual Group, Inc.^	4.25		6/15/2023	50,000	51,471	54,090
Marsh & McLennan Cos., Inc.	5.88		8/1/2033	20,000	23,126	25,444
Prudential Financial, Inc.	8.88	#	6/15/2038	100,000	117,123	111,000
Reinsurance Group of America, Inc.	3.95		9/15/2026	40,000	39,998	41,849
Trinity Acquisition PLC+	4.40		3/15/2026	5,000	4,980	5,237
Unum Group	3.00		5/15/2021	20,000	19,960	20,449
Unum Group	4.00		3/15/2024	30,000	30,811	30,961
Willis North America, Inc.+	7.00		9/29/2019	50,000	55,153	56,066
XLIT Ltd.+	5.50		3/31/2045	30,000	28,770	29,349

Total Insurance				543,000	576,285	586,144

Internet — 1.1%*:
Baidu, Inc.+	2.25		11/28/2017	200,000	200,592	201,601
Expedia, Inc.^	5.00		2/15/2026	40,000	39,826	42,132
Expedia, Inc.	7.46		8/15/2018	45,000	49,089	49,552

Total Internet				285,000	289,507	293,285

Investment Company Security — 0.4%*:
Ares Capital Corp.	3.63		1/19/2022	40,000	39,856	40,260
Ares Capital Corp.	3.88		1/15/2020	30,000	30,554	31,028
FS Investment Corp.	4.00		7/15/2019	30,000	30,436	30,514

Total Investment Company Security				100,000	100,846	101,802

Iron/Steel — 0.2%*:
Reliance Steel & Aluminum Co.	6.20		11/15/2016	55,000	55,302	55,240

IT Services — 0.4%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	4.42		6/15/2021	45,000	44,988	47,030

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

IT Services (continued):
Leidos Holdings, Inc.	4.45%	12/1/2020	50,000	$50,340	$51,985

Total IT Services			95,000	95,328	99,015

Lodging — 0.6%*:
Marriott International, Inc.	2.30	1/15/2022	70,000	69,726	70,591
Wyndham Worldwide Corp.	5.63	3/1/2021	90,000	97,411	100,960

Total Lodging			160,000	167,137	171,551

Media — 1.1%*:
Charter Communications Operating LLC / Charter Communications Operating Capital^	4.46	7/23/2022	90,000	90,000	97,116
Comcast Corp.	3.40	7/15/2046	20,000	19,826	19,442
Discovery Communications LLC	4.88	4/1/2043	25,000	22,760	23,792
Time Warner Cable, Inc.	4.50	9/15/2042	60,000	49,285	57,255
Time Warner Cable, Inc.	5.50	9/1/2041	35,000	32,643	37,359
Viacom, Inc.	2.25	2/4/2022	15,000	14,954	14,928
Viacom, Inc.	3.45	10/4/2026	40,000	39,792	39,820

Total Media			285,000	269,260	289,712

Medical Equipment and Devices Manufacturing — 0.2%*:
St. Jude Medical, Inc.	2.80	9/15/2020	40,000	39,985	41,232

Miscellaneous Manufacturing — 0.4%*:
Carlisle Cos., Inc.	3.75	11/15/2022	50,000	50,177	51,388
Textron, Inc.	4.30	3/1/2024	50,000	51,277	53,735

Total Miscellaneous Manufacturing			100,000	101,454	105,123

Office/Business Equip — 0.4%*:
Pitney Bowes, Inc.	3.38	10/1/2021	115,000	114,684	114,945

Oil and Gas — 1.6%*:
Anadarko Petroleum Corp.	5.55	3/15/2026	20,000	19,941	22,601
Exxon Mobil Corp.	3.04	3/1/2026	45,000	45,000	47,172
Newfield Exploration Co.	5.38	1/1/2026	140,000	139,866	140,350
Petroleos Mexicanos+	5.50	1/21/2021	55,000	59,056	58,162
Phillips 66	4.30	4/1/2022	50,000	52,235	54,962
Phillips 66	4.65	11/15/2034	30,000	29,842	32,466
Pioneer Natural Resources Co.	7.50	1/15/2020	50,000	56,663	57,845
Rowan Cos., Inc.	4.88	6/1/2022	8,000	7,985	6,760

Total Oil and Gas			398,000	410,588	420,318

Oil and Gas Services — 0.5%*:
Schlumberger Holdings Corp.^	4.00	12/21/2025	25,000	24,985	27,199
SESI LLC	7.13	12/15/2021	32,000	33,610	31,280
Weatherford International Ltd.	5.95	4/15/2042	30,000	25,135	20,550
Weatherford International Ltd.	6.00	3/15/2018	50,000	51,654	49,438

Total Oil and Gas Services			137,000	135,384	128,467

Packaging and Containers — 0.4%*:
Brambles USA, Inc.+^	4.13	10/23/2025	10,000	9,977	10,644
Brambles USA, Inc.+^	5.35	4/1/2020	50,000	53,985	55,236
Sonoco Products Co.	4.38	11/1/2021	41,000	43,265	43,806

Total Packaging and Containers			101,000	107,227	109,686

Pharmaceuticals — 2.6%*:
AbbVie, Inc.	3.20	5/14/2026	60,000	59,778	60,741
AbbVie, Inc.	4.50	5/14/2035	30,000	29,819	31,971
Actavis Funding SCS+	3.45	3/15/2022	50,000	49,745	52,492
Allergan, Inc.	2.80	3/15/2023	50,000	46,670	49,773

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pharmaceuticals (continued):
AstraZeneca PLC+	6.45%	9/15/2037	35,000	$44,855	$48,806
Express Scripts Holding Co.	3.00	7/15/2023	60,000	59,948	60,942
Express Scripts Holding Co.	3.30	2/25/2021	10,000	9,981	10,510
Express Scripts Holding Co.	4.80	7/15/2046	25,000	24,956	25,969
McKesson Corp.	6.00	3/1/2041	50,000	55,874	64,359
Mylan NV+^	3.95	6/15/2026	25,000	24,813	25,188
Mylan NV+^	5.25	6/15/2046	40,000	39,994	42,128
Mylan, Inc.	2.55	3/28/2019	60,000	59,724	60,762
Shire Acquisitions Investments Ireland DAC+	2.88	9/23/2023	100,000	99,987	100,484
Teva Pharmaceutical Finance Netherlands III B.V.+	2.80	7/21/2023	45,000	44,854	45,115
Teva Pharmaceutical Finance Netherlands III B.V.+	4.10	10/1/2046	10,000	9,917	9,953

Total Pharmaceuticals			650,000	660,915	689,193

Pipelines — 1.1%*:
Energy Transfer Partners LP	4.75	1/15/2026	30,000	29,825	30,995
EnLink Midstream Partners LP	4.85	7/15/2026	10,000	9,986	10,063
Enterprise Products Operating LLC	5.95	2/1/2041	25,000	26,715	28,957
Kinder Morgan Energy Partners LP MTN	6.95	1/15/2038	30,000	32,027	34,058
Kinder Morgan, Inc.	3.05	12/1/2019	35,000	35,099	35,765
Magellan Midstream Partners LP	5.00	3/1/2026	65,000	65,504	74,051
MPLX LP	4.00	2/15/2025	77,000	75,526	75,883

Total Pipelines			272,000	274,682	289,772

Property & Casualty Insurance — 0.0%*:
Marsh & McLennan Cos., Inc.	3.75	3/14/2026	10,000	9,993	10,809

Real Estate — 0.1%*:
Prologis LP	3.35	2/1/2021	25,000	25,441	26,432

Real Estate Investment Trusts — 1.1%*:
American Tower Corp.	3.45	9/15/2021	80,000	80,056	84,197
Brandywine Operating Partnership LP	4.95	4/15/2018	40,000	41,506	41,723
CubeSmart LP	3.13	9/1/2026	45,000	44,779	44,801
DDR Corp.	4.75	4/15/2018	3,000	3,114	3,115
Digital Realty Trust LP	3.40	10/1/2020	20,000	19,964	20,734
Digital Realty Trust LP	3.95	7/1/2022	35,000	35,212	37,096
Host Hotels & Resorts LP	4.75	3/1/2023	50,000	52,192	53,472
Weingarten Realty Investors	3.25	8/15/2026	10,000	9,916	10,011

Total REITS			283,000	286,739	295,149

Retail — 2.5%*:
Advance Auto Parts, Inc.	4.50	12/1/2023	65,000	70,281	70,400
CVS Health Corp.	2.88	6/1/2026	10,000	9,917	10,148
CVS Health Corp.	3.50	7/20/2022	120,000	119,956	128,447
CVS Pass-Through Trust^	5.93	1/10/2034	30,834	35,282	36,460
El Puerto de Liverpool SAB de CV+^	3.95	10/2/2024	200,000	199,112	201,250
O’Reilly Automotive, Inc.	3.55	3/15/2026	10,000	9,984	10,601
O’Reilly Automotive, Inc.	3.85	6/15/2023	45,000	45,790	48,576
O’Reilly Automotive, Inc.	4.88	1/14/2021	30,000	32,447	33,325
Signet UK Finance plc+	4.70	6/15/2024	34,000	33,093	32,735
Wal-Mart Stores, Inc.	5.63	4/1/2040	30,000	35,641	40,472
Walgreens Boots Alliance, Inc.	2.70	11/18/2019	25,000	25,154	25,762
Walgreens Boots Alliance, Inc.	3.80	11/18/2024	35,000	34,615	37,570

Total Retail			634,834	651,272	675,746

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Semiconductors — 0.3%*:
KLA-Tencor Corp.	4.65%		11/1/2024	30,000	$30,147	$32,967
Lam Research Corp.	2.75		3/15/2020	50,000	49,932	51,169

Total Semiconductors				80,000	80,079	84,136

Software — 0.2%*:
Broadridge Financial Solutions, Inc.	3.40		6/27/2026	20,000	19,920	20,514
Oracle Corp.	5.38		7/15/2040	35,000	39,028	43,022

Total Software				55,000	58,948	63,536

Telecommunications — 1.2%*:
AT&T, Inc.	3.40		5/15/2025	40,000	38,529	41,096
AT&T, Inc.	6.55		2/15/2039	25,000	28,992	31,838
Telefonaktiebolaget LM Ericsson+	4.13		5/15/2022	30,000	31,197	32,300
Verizon Communications, Inc.	2.63		8/15/2026	180,000	179,548	176,665
Verizon Communications, Inc.	3.50		11/1/2024	35,000	34,420	37,334

Total Telecommunications				310,000	312,686	319,233

Transportation — 0.3%*:
Burlington Northern Santa Fe LLC	6.75		3/15/2029	25,000	30,944	34,160
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38		2/1/2022	45,000	44,249	46,796

Total Transportation				70,000	75,193	80,956

Trucking and Leasing — 0.1%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	40,000	39,881	40,500

Total Corporate Bonds				8,999,834	9,259,577	9,615,491

Foreign Government — 0.4%*:
Canada — 0.2%*:
Province of Quebec Canada+	2.63		2/13/2023	25,000	25,218	26,169
Province of Quebec Canada+	7.50		9/15/2029	15,000	21,478	22,580

Total Canada				40,000	46,696	48,749

Mexico — 0.2%*:
Mexico Government International Bond+	5.55		1/21/2045	60,000	64,682	69,600

Total Foreign Government				100,000	111,378	118,349

Mortgage-Backed Securities — 4.4%*:

Banc of America Commercial Mortgage Trust 2008-1 A4	6.44	#	2/10/2051	107,568	116,908	111,639
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.24		12/11/2038	120,000	125,361	120,109
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24 AM	5.57	#	10/12/2041	90,444	94,741	90,427
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.92	#	6/11/2050	85,000	91,222	87,657
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	2.03	#	7/25/2025	58,911	58,974	59,050
Fannie Mae Connecticut Avenue Securities CAS 2015-C04 1M1	2.13	#	4/25/2028	55,900	55,901	56,017
Fannie Mae Connecticut Avenue Securities CAS 2016-C05 2M1	1.88	#	1/25/2029	49,451	49,451	49,646
GS Mortgage Securities Trust 2015-GC32 B	4.55	#	7/10/2048	100,000	102,900	110,486
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	6.12	#	4/17/2045	10,359	10,749	10,344
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	6.09	#	2/12/2051	110,000	119,466	113,928

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):

ML-CFC Commercial Mortgage Trust 2006-4 AM	5.20%		12/12/2049	36,800	$38,463	$36,782
Morgan Stanley Capital I Trust 2006-IQ12 AM	5.37		12/15/2043	120,000	125,923	120,209
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.48	#	1/11/2043	105,230	115,051	110,144
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	6.16	#	2/15/2051	106,601	114,615	109,429

Total Mortgage-Backed Securities				1,156,264	1,219,725	1,185,867

U.S. Treasury & Government Agencies — 27.1%*:

Federal Home Loan Mortgage Corp.	3.50		11/1/2045	237,190	246,878	252,771
Federal Home Loan Mortgage Corp.	4.50		8/1/2040	19,622	21,582	21,782
Federal Home Loan Mortgage Corp.	4.50		10/1/2040	28,677	31,379	31,712
Federal Home Loan Mortgage Corp.	4.50		10/1/2041	35,685	39,039	39,444
Federal Home Loan Mortgage Corp.	4.50		1/1/2042	27,007	29,549	29,836
Federal Home Loan Mortgage Corp.	4.50		5/1/2042	142,742	155,875	156,720
Federal Home Loan Mortgage Corp.	4.50		9/1/2043	23,798	26,111	26,459
Federal Home Loan Mortgage Corp. TBA	3.00		11/1/2046	175,000	180,469	181,474
Federal Home Loan Mortgage Corp. TBA	4.00		10/1/2046	350,000	374,500	375,416
Federal National Mortgage Association	3.00		5/1/2031	97,540	102,322	102,494
Federal National Mortgage Association	3.50		12/1/2028	65,167	69,361	69,153
Federal National Mortgage Association	3.50		11/1/2045	308,532	321,484	328,230
Federal National Mortgage Association	3.50		12/1/2045	426,038	440,983	453,497
Federal National Mortgage Association	3.50		1/1/2046	286,969	298,172	305,985
Federal National Mortgage Association	4.00		9/1/2042	75,747	81,905	82,573
Federal National Mortgage Association	4.00		4/1/2046	24,114	25,917	25,938
Federal National Mortgage Association	4.50		9/1/2040	15,475	16,952	17,060
Federal National Mortgage Association	4.50		3/1/2041	21,461	23,616	23,759
Federal National Mortgage Association	4.50		10/1/2042	29,360	32,129	32,388
Federal National Mortgage Association	4.50		11/1/2042	54,561	59,920	60,484
Federal National Mortgage Association	5.00		6/1/2040	14,558	16,217	16,462
Federal National Mortgage Association	5.00		7/1/2040	113,871	126,304	126,594
Federal National Mortgage Association	5.00		2/1/2044	43,264	48,102	48,294
Federal National Mortgage Association TBA	2.50		11/1/2031	1,575,000	1,627,172	1,628,422
Federal National Mortgage Association TBA	3.00		11/1/2046	200,000	207,211	207,393
Federal National Mortgage Association TBA	4.00		11/1/2046	350,000	375,812	375,457
Government National Mortgage Association TBA	2.50		10/1/2046	250,000	254,520	254,131
Government National Mortgage Association TBA	3.00		11/1/2046	925,000	962,434	967,239
U.S. Treasury Bond	2.50		5/15/2046	85,000	88,819	87,975
U.S. Treasury Bond1``	3.00		11/15/2044	545,000	547,938	621,406
U.S. Treasury Bond	3.50		2/15/2039	205,000	256,486	253,848
U.S. Treasury Notes	1.63		5/15/2026	90,000	90,139	90,120

Total U.S. Treasury & Government Agencies				6,841,378	7,179,297	7,294,516

Total Fixed Income				22,589,718	23,137,090	23,585,317

				SHARES	COST	FAIR VALUE
Mutual Fund — 9.0%*:
Barings US High Yield Fund				229,424	2,211,767	2,404,362

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 19.0%*:
Bank Deposit — 2.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	10/3/2016	651,241	$651,241	$651,241

Commercial Paper — 16.6%*:
Auto Manufacturers — 2.4%*:
Ford Motor Credit Co. LLC	Zero Coupon	10/6/2016	625,000	624,916	624,916

Chemicals — 4.7%*:
Agrium, Inc.	Zero Coupon	12/7/2016	625,000	623,837	623,837
ONEOK Partners LP	Zero Coupon	10/24/2016	625,000	624,561	624,561

Total Chemicals			1,250,000	1,248,398	1,248,398

Electric — 2.3%*:
American Electric Power Co., Inc.	Zero Coupon	10/21/2016	625,000	624,694	624,694

Media — 2.3%*:
Thomson Reuters Corp.	Zero Coupon	10/28/2016	625,000	624,484	624,484

Oil and Gas — 2.6%*:
Sempra Global	Zero Coupon	10/19/2016	700,000	699,702	699,702

Pipelines — 2.3%*:
Enterprise Products Operating LLC	Zero Coupon	10/11/2016	625,000	624,849	624,849

Total Commercial Paper			4,450,000	4,447,043	4,447,043

Total Short-Term Investments			5,101,241	5,098,284	5,098,284

Total Investments			27,920,383	30,447,141	31,087,963

Other assets and liabilities – (15.7%)*					(4,208,105)

Net Assets – 100.0%					$26,879,858

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
1	All or a portion of this security is held for open swaps collateral.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	91.6%
Canada	2.7%
United Kingdom	1.1%
Mexico	1.1%
Other (Individually less than 1%)	3.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2016.
``	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2016.

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/18/16	EUR/HRK	JPMorgan Chase Bank N.A.	210,644	28,037	$(32)
10/18/16	EUR/HRK	Bank of America N.A.	210,644	28,108	(112)
10/18/16	EUR/HUF	JPMorgan Chase Bank N.A.	5,639,222	17,872	477
10/18/16	EUR/PLN	JPMorgan Chase Bank N.A.	269,273	61,200	1,601
10/18/16	HRK/EUR	JPMorgan Chase Bank N.A.	56,104	421,288	98
10/18/16	HUF/EUR	JPMorgan Chase Bank N.A.	18,159	5,639,222	(155)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$1,877

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	JPMorgan Chase Bank N.A.	ARS	117,600	7,416	7,000	$416
2/22/17	Bank of America N.A.	CNH	237,722	35,355	35,270	85
3/15/17	JPMorgan Chase Bank N.A.	CNH	11,016,225	1,636,732	1,646,111	(9,379)
10/18/16	Citibank N.A.	COP	40,481,560	14,002	13,616	386
10/18/16	JPMorgan Chase Bank N.A.	KZT	11,655,000	34,595	33,491	1,103
10/18/16	Citibank N.A.	MXN	38,243	1,969	2,000	(31)
10/18/16	JPMorgan Chase Bank N.A.	MXN	151,533	7,802	8,000	(198)
10/18/16	Bank of America N.A.	MXN	1,977,052	101,797	105,257	(3,460)
10/18/16	BNP Paribas S.A.	RUB	2,615,702	41,527	40,000	1,527
10/18/16	Goldman Sachs & Co.	SEK	288,968	33,708	33,735	(27)
10/18/16	Citibank N.A.	THB	1,201,294	34,662	34,681	(19)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(9,597)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	BNP Paribas S.A.	ARS	117,600	7,416	7,476	$60
10/18/16	Bank of America N.A.	AUD	9	7	7	—
10/18/16	Goldman Sachs & Co.	CHF	13,835	14,252	14,045	(207)
2/22/17	JPMorgan Chase Bank N.A.	CNH	237,722	35,356	35,000	(356)
3/15/17	JPMorgan Chase Bank N.A.	CNH	11,016,225	1,636,732	1,650,000	13,268
10/18/16	Citibank N.A.	HKD	271,429	34,999	35,030	31
10/18/16	BNP Paribas S.A.	ILS	55,222	14,744	14,342	(402)
10/18/16	JPMorgan Chase Bank N.A.	ILS	22,693	6,059	6,000	(59)
10/18/16	Goldman Sachs & Co.	RUB	331,805	5,268	5,000	(268)
10/18/16	JPMorgan Chase Bank N.A.	SGD	49,135	36,034	36,162	128

Net unrealized appreciation on forward foreign exchange contracts to sell						$12,195

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

CHF – Swiss Franc

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

HKD – Hong Kong Dollar

HRK – Croatian Kuna

HUF – Hungarian Forint

ILS – Israeli Shekel

KZT – Kazakhstani Tenge

MXN – Mexican Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long Futures
U.S. 2-Year Treasury Note	12/30/16	14	Long	$3,058,563	$81
U.S. 5-Year Treasury Note	12/30/16	14	Long	1,701,219	328
U.S. Long Bond	12/20/16	1	Long	168,156	(2,644)
U.S. Ultra Bond	12/20/16	5	Long	919,375	(14,439)

Total Long Futures					$(16,674)

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
U.S. 10-Year Treasury Note	12/20/16	4	Short	$524,500	$456
U.S. 10-Year Ultra Bond	12/20/16	3	Short	432,469	(520)

Total Short Futures					$(64)

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED APPRECIATION (DEPRECIATION)
CMBX.NA.BBB-.6†	3.00%	11/17/2045	JPMorgan Chase Bank N.A.	60,000	60,000	$143	$(54)	$(197)
CMBX.NA.BBB-.6†	3.00%	5/11/2063	Goldman Sachs & Co.	70,000	70,000	5,367	(63)	5,304

Total OTC Credit Default Swap						(5,224)	(117)	5,107

Centrally Cleared Credit Default Swaps - Buy Protection

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CDX.NA.BBB-.6	1.00%	6/20/2021	480,000	$480,000	$4,380	$(6,820)	$(2,440)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying Notes to Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.5%*:

Corporate Bonds — 40.2%*:

Auto Parts&Equipment — 1.4%*:
Metalsa SA de CV+^	4.90%		4/24/2023	150,000	$136,664	$143,812

Chemicals — 2.2%*:
OCP SA+	6.88		4/25/2044	200,000	209,882	226,583

Commercial Banks — 8.0%*:
BBVA Bancomer SA+^	5.35	#	11/12/2029	200,000	198,568	201,500
BBVA Bancomer SA+^	6.75		9/30/2022	200,000	221,540	223,500
Sberbank of Russia Via SB Capital SA+^	5.50	#	2/26/2024	200,000	187,098	201,500
Turkiye Halk Bankasi AS+^	3.88		2/5/2020	200,000	194,992	190,750

Total Commercial Banks				800,000	802,198	817,250

Construction Materials — 1.7%*:
Cemex SAB de CV+^	4.38		3/5/2023	150,000	165,184	171,721

Electric — 2.1%*:
Abengoa Transmision Sur SA+^	6.88		4/30/2043	200,000	204,971	214,000

Engineering&Construction — 2.0%*:
Mexico City Airport Trust+^	4.25		10/31/2026	200,000	198,019	200,500

Food — 3.9%*:
Marfrig Overseas Ltd.+^	9.50		5/4/2020	200,000	205,885	206,000
Minerva Luxembourg SA+^	6.50		9/20/2026	200,000	198,196	196,750

Total Food				400,000	404,081	402,750

Gas — 2.4%*:
Fermaca Enterprises S de RL de CV+^	6.38		3/30/2038	241,728	235,732	247,771

Home Furnishings — 1.9%*:
Arcelik AS+^	5.00		4/3/2023	200,000	195,740	197,400

Media — 4.1%*:
Altice Financing SA+^	6.63		2/15/2023	200,000	196,617	205,250
VTR Finance B.V.+^	6.88		1/15/2024	200,000	186,407	208,900

Total Media				400,000	383,024	414,150

Oil and Gas — 8.8%*:
Petrobras Global Finance B.V.+	3.25		4/1/2019	350,000	371,950	394,155
Petrobras Global Finance B.V.+	3.75		1/14/2021	100,000	110,082	109,808
Petroleos Mexicanos+	3.50		1/30/2023	200,000	181,613	188,700
Petroleos Mexicanos+	4.88		1/24/2022	200,000	201,872	204,000

Total Oil and Gas				850,000	865,517	896,663

Telecommunications — 1.7%*:
Digicel Ltd.+^	6.75		3/1/2023	200,000	188,268	176,500

Total Corporate Bonds				3,991,728	3,989,280	4,109,100

Foreign Government — 52.3%*:
Argentina — 2.0%*:
Provincia de Cordoba+^	7.13		6/10/2021	200,000	200,000	210,250

Armenia — 2.0%*:
Armenia International Bond+^	6.00		9/30/2020	200,000	198,920	207,250

Brazil — 6.8%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00		8/15/2050	460,000	385,516	435,722

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Brazil (continued):
Brazilian Government International Bond+	8.25%	1/20/2034	200,000	$230,736	$256,000

Total Brazil			660,000	616,252	691,722

Colombia — 2.3%*:
Colombia Government International Bond+	5.63	2/26/2044	200,000	206,471	232,000

Croatia — 2.2%*:
Croatia Government Bond+^	5.50	4/4/2023	200,000	207,372	222,300

Dominican Republic — 2.1%*:
Dominican Republic International Bond+^	5.88	4/18/2024	200,000	196,944	215,500

El Salvador — 2.1%*:
Republic of El Salvador+^	7.38	12/1/2019	200,000	205,562	213,500

Ghana — 4.1%*:
Ghana Government International Bond+^	7.88	8/7/2023	200,000	180,295	187,250
Republic of Ghana+^	10.75	10/14/2030	200,000	213,593	233,520

Total Ghana			400,000	393,888	420,770

Indonesia — 2.6%*:
Indonesia Treasury Bond+	8.38	3/15/2034	3,140,000,000	214,755	262,047

Malaysia — 3.8%*:
Malaysia Government Bond+	4.13	4/15/2032	1,610,000	360,628	387,505

Mexico — 8.1%*:
Mexican Bonos+	7.75	11/13/2042	7,100,000	483,123	423,146
United Mexican States+	5.75	10/12/2110	380,000	368,310	401,850

Total Mexico			7,480,000	851,433	824,996

Peru — 4.1%*:
Peru Government Bond+	6.90	8/12/2037	600,000	197,221	191,759
Peru Government Bond+	6.95	8/12/2031	720,000	242,082	231,543

Total Peru			1,320,000	439,303	423,302

South Africa — 10.1%*:
South Africa Government Bond+	6.50	2/28/2041	4,200,000	206,187	223,333
South Africa Government Bond+	8.75	2/28/2048	11,800,000	786,406	806,629

Total South Africa			16,000,000	992,593	1,029,962

Total Foreign Government			3,168,670,000	5,084,121	5,341,104

Total Fixed Income			3,172,661,728	9,073,401	9,450,204

Short-Term Investment — 7.0%*:
Bank Deposit — 7.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/3/2016	711,054	711,054	711,054

Total Investments			3,173,372,782	9,784,455	10,161,258

Other assets and liabilities – 0.5%					46,361

Net Assets – 100.0%					$10,207,619

*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	25.5%
Brazil	13.7%
South Africa	10.9%
Peru	6.7%
Ghana	4.4%
Turkey	4.1%
Malaysia	4.1%
Indonesia	2.8%
Colombia	2.4%
Morocco	2.4%
Croatia	2.3%
Dominican Republic	2.3%
El Salvador	2.3%
Argentina	2.2%
Chile	2.2%
Armenia	2.2%
Portugal	2.2%
Russia	2.1%
Luxembourg	2.1%
Jamaica	1.9%
Netherlands	1.2%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2016.

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/18/16	EUR/HRK	JPMorgan Chase Bank N.A.	2,979,108	396,527	$(454)
10/18/16	EUR/HRK	Bank of America N.A.	2,979,108	397,532	(1,585)
10/18/16	EUR/PLN	JPMorgan Chase Bank N.A.	3,973,789	903,156	23,630
10/18/16	HRK/EUR	JPMorgan Chase Bank N.A.	793,477	5,958,216	1,383
10/18/16	HUF/EUR	JPMorgan Chase Bank N.A.	140,312	44,262,285	(3,708)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$19,266

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	JPMorgan Chase Bank N.A.	ARS	1,629,600	102,769	97,000	$5,770
10/18/16	BNP Paribas S.A.	BRL	1,342,443	411,107	411,785	(678)
2/22/17	Bank of America N.A.	CNH	3,172,518	471,838	470,700	1,138
2/22/17	JPMorgan Chase Bank N.A.	CNH	223,512	33,242	34,000	(758)
10/18/16	Citibank N.A.	COP	606,073,167	209,636	203,859	5,777

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/18/16	BNP Paribas S.A.	HUF	127,109,790	463,584	444,459	$19,125
10/18/16	JPMorgan Chase Bank N.A.	KZT	171,001,500	507,567	491,384	16,183
10/18/16	Citibank N.A.	MXN	764,896	39,383	40,000	(617)
10/18/16	JPMorgan Chase Bank N.A.	MXN	2,235,118	115,086	118,000	(2,914)
10/18/16	Bank of America N.A.	MXN	20,348,130	1,047,720	1,082,966	(35,246)
10/18/16	JPMorgan Chase Bank N.A.	RUB	12,939,409	205,426	198,999	6,427
10/18/16	BNP Paribas S.A.	RUB	33,350,197	529,468	510,000	19,468
10/18/16	Goldman Sachs & Co.	SEK	2,522,873	294,294	294,527	(233)
10/18/16	Citibank N.A.	THB	18,004,993	519,512	519,805	(293)
10/18/16	JPMorgan Chase Bank N.A.	ZAR	4,747,723	345,065	320,000	25,065

Net unrealized appreciation on forward foreign exchange contracts to buy						$58,214

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	BNP Paribas S.A.	ARS	1,629,600	102,769	103,598	$829
10/18/16	Bank of America N.A.	AUD	1,394	1,067	1,038	(29)
10/18/16	BNP Paribas S.A.	BRL	1,340,102	410,390	401,077	(9,313)
10/18/16	Bank of America N.A.	BRL	188,029	57,581	56,000	(1,581)
10/18/16	Goldman Sachs & Co.	CHF	196,650	202,583	199,645	(2,938)
2/22/17	JPMorgan Chase Bank N.A.	CNH	3,396,030	505,081	500,000	(5,081)
10/18/16	JPMorgan Chase Bank N.A.	EUR	973,314	1,094,079	1,075,655	(18,423)
10/18/16	Citibank N.A.	HKD	4,001,618	515,983	516,419	436
12/21/16	BNP Paribas S.A.	IDR	3,484,217,812	265,125	264,457	(668)
10/18/16	BNP Paribas S.A.	ILS	808,614	215,888	210,010	(5,877)
10/18/16	JPMorgan Chase Bank N.A.	ILS	370,659	98,960	98,000	(960)
10/18/16	Bank of America N.A.	MYR	1,596,736	386,831	393,822	6,991
10/18/16	Citibank N.A.	RUB	12,939,409	205,426	190,986	(14,440)
10/18/16	JPMorgan Chase Bank N.A.	SGD	655,985	481,086	482,789	1,703
10/18/16	Bank of America N.A.	ZAR	8,610,898	625,841	590,897	(34,944)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(84,295)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

HKD – Hong Kong Dollar

HRK – Croatian Kuna

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

KZT – Kazakhstani Tenge

MXN – Mexican Peso

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

MYR – Malaysian Ringgit

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

ZAR – South African Rand

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 12.50% paying the notional amount multiplied by the BRL-BZDIO rate. Expiring 1/2/25	BRL	625,257	$10,889	$10,889
Agreement with JPMorgan Chase Bank N.A. dated 4/26/16 paying a fixed rate of 0.26% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 7/15/21	CZK	24,200,000	43	43
Agreement with JPMorgan Chase Bank N.A. dated 4/26/16 paying a fixed rate of 1.79% receiving the notional amount multiplied by the PLN-WIBOR rate. Expiring 6/21/19	PLN	3,300,000	(5)	(5)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 paying a fixed rate of 1.64% receiving the notional amount multiplied by the KRW-KSDA rate. Expiring 5/20/26	KRW	190,000,000	(59)	(59)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 receiving a fixed rate of 1.67% paying the notional amount multiplied by the ILS-TELBO rate. Expiring 5/23/26	ILS	305,000	13	13
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 receiving a fixed rate of 11.45% paying the notional amount multiplied by the BRL-MBZDIO rate. Expiring 1/2/23	BRL	1,017,920	(4,052)	(4,052)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 receiving a fixed rate of 2.46% paying the notional amount multiplied by the PLN-WIBOR rate. Expiring 6/21/26	PLN	1,100,000	49	49

Total Interest Rate Swaps				$6,878

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 85.7%*:

Foreign Government — 85.7%*+:
Argentina — 2.0%*:
Argentine Bonad Bonds¤	1.75%	10/28/2016	112,000	$110,932	$111,149

Brazil — 3.4%*:
Brazil Notas do Tesouro Nacional Serie B	6.00	8/15/2050	200,000	161,804	189,637

Chile — 0.9%*:
Chile Government International Bond	5.50	8/5/2020	32,300,000	47,992	52,056

Colombia — 6.6%*:
Colombian TES	7.50	8/26/2026	80,000,000	28,341	28,681
Colombian TES	7.75	9/18/2030	929,000,000	255,214	339,001

Total Colombia			1,009,000,000	283,555	367,682

Croatia — 2.0%*:
Croatia Government Bond	4.25	12/14/2026	700,000	110,428	113,196

Ghana — 1.0%*:
Ghana Government Bond	24.75	3/1/2021	100,000	26,794	25,840
Ghana Government Bond	24.75	7/19/2021	110,000	28,625	28,627

Total Ghana			210,000	55,419	54,467

Hungary — 2.3%*:
Hungary Government Bond	6.00	11/24/2023	7,650,000	32,001	34,437
Hungary Government Bond	6.75	10/22/2028	18,500,000	91,321	91,947

Total Hungary			26,150,000	123,322	126,384

Indonesia — 10.2%*:
Indonesia Treasury Bond	8.25	7/15/2021	475,000,000	36,038	38,361
Indonesia Treasury Bond	8.38	3/15/2024	1,000,000,000	82,465	82,453
Indonesia Treasury Bond	8.38	3/15/2034	5,369,000,000	367,717	448,067

Total Indonesia			6,844,000,000	486,220	568,881

Malaysia — 10.0%*:
Malaysia Government Bond	3.48	3/15/2023	1,720,000	386,452	415,391
Malaysia Government Bond	4.50	4/15/2030	550,000	128,544	140,210

Total Malaysia			2,270,000	514,996	555,601

Mexico — 4.6%*:
Mexican Bonos	7.75	11/13/2042	4,280,000	275,129	255,557

Peru — 5.2%*:
Peru Government Bond	6.85	2/12/2042	270,000	83,521	83,566
Peru Government Bond	6.95	8/12/2031	400,000	134,297	127,766
Peru Government Bond	7.84	8/12/2020	243,000	72,265	79,062

Total Peru			913,000	290,083	290,394

Philippines — 3.9%*:
Philippine Government International Bond	4.95	1/15/2021	10,000,000	219,703	214,971

Poland — 5.0%*:
Poland Government Bond	2.50	7/25/2018	1,045,000	275,634	276,833

Romania — 3.9%*:
Romania Government Bond	5.80	7/26/2027	230,000	67,600	72,159
Romania Government Bond	6.75	6/11/2017	550,000	139,131	144,681

Total Romania			780,000	206,731	216,840

Russia — 4.8%*:
Russian Federal Bond - OFZ	7.50	2/27/2019	3,600,000	54,675	56,010

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Russia (continued):
Russian Federal Inflation Linked Bond	2.50%	8/16/2023	13,645,800	$196,945	$212,535

Total Russia			17,245,800	251,620	268,545

South Africa — 9.1%*:
South Africa Government Bond	6.50	2/28/2041	1,200,000	58,574	63,676
South Africa Government Bond	7.00	2/28/2031	1,900,000	110,019	115,425
South Africa Government Bond	8.75	2/28/2048	4,800,000	291,989	327,434

Total South Africa			7,900,000	460,582	506,535

Thailand — 4.3%*:
Thailand Government Bond	1.20	7/14/2021	8,527,520	227,779	239,800

Turkey — 4.5%*:
Turkey Government Bond	2.00	4/16/2025	110,440	36,234	35,399
Turkey Government Bond	8.00	3/12/2025	710,000	229,013	215,671

Total Turkey			820,440	265,247	251,070

Uruguay — 2.0%*:
Uruguay Government International Bond	4.38	12/15/2028	3,468,254	107,417	110,895

Total Foreign Government			7,969,922,014	4,474,593	4,770,493

Total Fixed Income			7,969,922,014	4,474,593	4,770,493

Short-Term Investment — 13.4%*:
Bank Deposit — 13.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/3/2016	745,696	745,696	745,696

Total Investments			7,970,667,710	5,220,289	5,516,189

Other assets and liabilities – 0.9%					51,085

Net Assets – 100.0%					$5,567,274

*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Indonesia	11.9%
Malaysia	11.7%
South Africa	10.6%
Colombia	7.7%
Peru	6.1%
Poland	5.8%
Russia	5.6%
Mexico	5.4%
Turkey	5.3%
Thailand	5.0%
Romania	4.5%
Philippines	4.5%
Brazil	4.0%
Hungary	2.7%
Croatia	2.4%
Argentina	2.3%
Uruguay	2.3%
Ghana	1.1%
Chile	1.1%

Total	100.0%

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/18/16	EUR/HRK	JPMorgan Chase Bank N.A.	1,977,244	263,176	$(309)
10/18/16	EUR/HRK	Bank of America N.A.	1,977,244	263,844	(1,059)
10/18/16	EUR/HUF	JPMorgan Chase Bank N.A.	9,283,530	29,421	670
10/18/16	EUR/PLN	JPMorgan Chase Bank N.A.	432,275	98,247	2,422
10/18/16	EUR/RON	Bank of America N.A.	666,825	148,897	984
10/18/16	HRK/EUR	JPMorgan Chase Bank N.A.	526,633	3,954,489	933
10/18/16	HUF/EUR	Citibank N.A.	101,000	31,395,850	(578)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$3,063

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	Citibank N.A.	ARS	845,000	53,500	50,000	$3,500
3/1/17	JPMorgan Chase Bank N.A.	ARS	1,881,000	114,804	100,000	14,804
10/18/16	BNP Paribas S.A.	BRL	436,858	133,908	133,041	867
12/21/16	Goldman Sachs & Co.	BRL	833,036	250,618	250,650	(32)
2/22/17	Bank of America N.A.	CNH	1,698,015	252,480	251,931	549
10/18/16	Citibank N.A.	COP	497,208,529	172,168	167,241	4,927
10/18/16	BNP Paribas S.A.	HUF	61,887,707	225,029	216,400	8,629
10/18/16	Bank of America N.A.	HUF	41,163,135	149,672	150,000	(328)
10/18/16	JPMorgan Chase Bank N.A.	KZT	35,964,000	106,749	103,345	3,404
10/18/16	Citibank N.A.	MXN	420,678	21,701	22,000	(299)
10/18/16	JPMorgan Chase Bank N.A.	MXN	322,009	16,611	17,000	(389)
10/18/16	Bank of America N.A.	MXN	13,569,399	699,985	721,626	(21,641)
10/18/16	Bank of America N.A.	PHP	4,203,915	86,897	89,000	(2,103)
10/18/16	JPMorgan Chase Bank N.A.	PLN	2,499,050	652,726	639,236	13,490
10/18/16	JPMorgan Chase Bank N.A.	RUB	5,220,270	82,575	80,284	2,291
10/18/16	BNP Paribas S.A.	RUB	12,424,583	196,534	190,000	6,534
10/18/16	Goldman Sachs & Co.	SEK	1,395,666	163,022	162,934	88
10/18/16	Citibank N.A.	THB	11,409,605	329,210	329,396	(186)
10/18/16	Bank of America N.A.	TRY	523,803	174,030	168,176	5,854
10/18/16	JPMorgan Chase Bank N.A.	ZAR	2,566,826	186,167	176,160	10,007

Net unrealized appreciation on forward foreign exchange contracts to buy						$49,966

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/6/16	BNP Paribas S.A.	ARS	845,000	53,500	53,719	$219
10/18/16	Bank of America N.A.	AUD	147,572	112,898	109,894	(3,004)
10/18/16	BNP Paribas S.A.	BRL	436,858	133,907	130,801	(3,106)
10/18/16	JPMorgan Chase Bank N.A.	CAD	107,368	81,706	82,059	353
10/18/16	Goldman Sachs & Co.	CHF	98,547	101,740	100,048	(1,692)
10/18/16	BNP Paribas S.A.	CLP	66,527,421	100,861	101,229	368
2/22/17	JPMorgan Chase Bank N.A.	CNH	1,698,015	252,480	250,000	(2,480)
10/18/16	JPMorgan Chase Bank N.A.	EUR	471,498	530,223	521,076	(9,147)
10/18/16	Citibank N.A.	HKD	2,101,639	271,009	271,235	226
12/21/16	BNP Paribas S.A.	IDR	248,176,500	18,923	18,837	(86)
10/18/16	BNP Paribas S.A.	ILS	430,977	114,889	111,932	(2,957)
10/18/16	JPMorgan Chase Bank N.A.	ILS	204,241	54,446	54,000	(446)
10/18/16	Goldman Sachs & Co.	JPY	5,682,726	56,149	53,493	(2,656)
10/11/16	Citibank N.A.	MYR	440,110	106,492	110,000	3,508
10/18/16	Bank of America N.A.	MYR	168,752	40,829	41,621	792
10/18/16	JPMorgan Chase Bank N.A.	NOK	1,152,510	144,209	135,752	(8,457)
12/21/16	JPMorgan Chase Bank N.A.	NZD	153,780	111,493	112,378	885
10/18/16	Bank of America N.A.	PHP	19,097,670	394,759	403,117	8,358
10/18/16	Bank of America N.A.	RON	892,495	225,425	220,310	(5,115)
10/18/16	JPMorgan Chase Bank N.A.	RUB	3,543,552	56,053	54,535	(1,518)
10/18/16	JPMorgan Chase Bank N.A.	SGD	352,442	258,523	259,389	866
10/18/16	Bank of America N.A.	TRY	146,073	48,532	49,000	468

Net unrealized depreciation on forward foreign exchange contracts to sell						$(24,621)

Currency Legend

ARS – Argentine Peso
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
HKD – Hong Kong Dollar
HRK – Croatian Kuna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli Shekel
JPY – Japanese Yen
KRW – South Korean Won
KZT – Kazakhstani Tenge
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krona
NZD – New Zealand Dollar
PHP – Philippines Peso
PLN – Polish Zloty
RON – New Romanian Leu
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thai Baht
TRY – New Turkish Lira
ZAR – South African Rand

See accompanying Notes to Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.68% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 12/9/25	ZAR	8,000,000	$24,340	$24,340
Agreement with Bank of America N.A. dated 6/24/16 receiving a fixed rate of 12.50% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/2/25	BRL	220,679	3,847	3,847
Agreement with JPMorgan Chase Bank N.A. dated 12/12/15 paying a fixed rate of 0.25% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 2/16/21	CZK	2,500,000	4	4
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 6.35% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 11/27/25	MXN	4,750,000	(223)	(223)
Agreement with JPMorgan Chase Bank N.A. dated 4/26/16 paying a fixed rate of 1.26% receiving the notional amount multiplied by the CL-CLICP rate. Expiring 4/28/21	CLP	76,404,734	12,461	12,461
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 paying a fixed rate of 1.64% receiving the notional amount multiplied by the KRW-KSDA rate. Expiring 5/20/26	KRW	159,000,000	(50)	(50)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 receiving a fixed rate of 1.67% paying the notional amount multiplied by the ILS-TELBOR rate. Expiring 5/23/26	ILS	255,000	11	11
Agreement with JPMorgan Chase Bank N.A. dated 6/17/16 paying a fixed rate of 1.79% receiving the notional amount multiplied by the PLN-WIBOR rate. Expiring 6/21/19	PLN	1,800,000	(2)	(2)
Agreement with JPMorgan Chase Bank N.A. dated 6/7/16 receiving a fixed rate of 2.46% paying the notional amount multiplied by the PLN-WIBOR rate. Expiring 6/21/26	PLN	600,000	27	27
Agreement with JPMorgan Chase Bank N.A. dated 7/13/16 paying a fixed rate of 0.26% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 7/15/21	CZK	8,700,000	15	15
Agreement with JPMorgan Chase Bank N.A. dated 9/28/16 receiving a fixed rate of 11.45% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/02/23	BRL	508,960	(2,028)	(2,028)

Total Interest Rate Swaps				$38,402

See accompanying Notes to Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 98.0%*:

Corporate Bonds — 98.0%*:

Aerospace and Defense — 2.6%*:
American Airlines Group, Inc.^	5.50%	10/1/2019	165,000	$168,502	$171,806
CPI International, Inc.	8.75	2/15/2018	500,000	502,339	511,250

Total Aerospace and Defense			665,000	670,841	683,056

Automobile — 3.0%*:
Allison Transmission, Inc.^	5.00	10/1/2024	176,000	176,000	180,400
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	125,000	97,778	118,750
International Automotive Components Group SA+^	9.13	6/1/2018	250,000	251,679	244,688
JB Poindexter & Co., Inc.^	9.00	4/1/2022	250,000	262,627	264,687

Total Automobile			801,000	788,084	808,525

Banking — 0.9%*:
Lock AS+	7.00	8/15/2021	200,000	229,485	233,953

Beverage, Food and Tobacco — 1.7%*:
Boparan Finance PLC+	4.38	7/15/2021	170,000	186,115	177,859
Manitowoc Foodservice, Inc.	9.50	2/15/2024	250,000	250,000	286,250

Total Beverage, Food and Tobacco			420,000	436,115	464,109

Broadcasting and Entertainment — 3.6%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	250,000	250,000	265,000
DISH DBS Corp.^	7.75	7/1/2026	316,000	316,000	335,750
Entertainment One Ltd.+	6.88	12/15/2022	100,000	150,236	139,984
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	3.50	1/15/2027	200,000	214,679	221,300

Total Broadcasting and Entertainment			866,000	930,915	962,034

Buildings and Real Estate — 4.1%*:
Beazer Homes USA, Inc.^	8.75	3/15/2022	194,000	194,000	204,670
Brookfield Residential Properties, Inc.+^	6.50	12/15/2020	250,000	249,470	258,750
Eagle Materials, Inc.	4.50	8/1/2026	250,000	250,000	253,354
GEO Group, Inc. (The)	6.00	4/15/2026	250,000	250,000	212,500
Paroc Group Oy+	6.25	5/15/2020	150,000	159,066	171,468

Total Buildings and Real Estate			1,094,000	1,102,536	1,100,742

Cargo Transport — 5.9%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	300,000	305,250	315,000
OPE KAG Finance Sub, Inc.^	7.88	7/31/2023	750,000	779,008	710,625
WFS Global Holding SAS+	9.50	7/15/2022	250,000	280,597	277,239
XPO Logistics, Inc.^	6.13	9/1/2023	250,000	250,000	256,250

Total Cargo Transport			1,550,000	1,614,855	1,559,114

Chemicals, Plastics and Rubber — 5.2%*:
Consolidated Energy Finance SA+^	6.75	10/15/2019	370,000	364,452	365,375
LBC Tank Terminals Holding Netherlands BV+^	6.88	5/15/2023	215,000	207,322	213,925
LSB Industries, Inc.	7.75	8/1/2019	263,000	229,596	264,315
Platform Specialty Products Corp.^	10.38	5/1/2021	392,000	392,000	422,380
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.+	6.38	5/1/2022	100,000	117,010	117,952

Total Chemicals, Plastics and Rubber			1,340,000	1,310,380	1,383,947

Containers, Packaging and Glass — 5.3%*:
Coveris Holdings SA+^	7.88	11/1/2019	372,000	351,944	380,370
Horizon Holdings I SASU+	7.25	8/1/2023	150,000	171,531	180,719
Mustang Merger Corp.^	8.50	8/15/2021	334,000	349,344	355,292

See accompanying Notes to Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Containers, Packaging and Glass (continued):
Plastipak Holdings, Inc.^	6.50%	10/1/2021	125,000	$125,581	$129,688
SIG Combibloc Holdings SCA+	7.75	2/15/2023	150,000	172,774	176,759
Verallia Packaging SASU+	5.13	8/1/2022	150,000	177,373	176,717

Total Containers, Packaging and Glass			1,281,000	1,348,547	1,399,545

Diversified/Conglomerate Manufacturing — 2.4%*:
Boise Cascade Co.^	5.63	9/1/2024	157,000	157,000	159,355
EnPro Industries, Inc.	5.88	9/15/2022	221,000	222,965	227,630
West Corp.^	5.38	7/15/2022	250,000	240,573	245,000

Total Diversified/Conglomerate Manufacturing			628,000	620,538	631,985

Diversified/Conglomerate Service — 2.6%*:
Infor Software Parent LLC/Infor Software Parent, Inc. PIK^	7.13	5/1/2021	304,000	268,539	294,880
inVentiv Health, Inc.^	7.50	10/1/2024	156,000	156,000	158,730
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	252,533	248,750

Total Diversified/Conglomerate Service			710,000	677,072	702,360

Electronics — 4.4%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	7.13	6/15/2024	154,000	154,000	169,377
NXP BV/NXP Funding LLC+^	4.13	6/1/2021	250,000	254,538	267,813
NXP BV/NXP Funding LLC+^	4.63	6/1/2023	250,000	250,000	273,437
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	250,000	250,000	272,500
Western Digital Corp.^	10.50	4/1/2024	150,000	150,000	174,000

Total Electronics			1,054,000	1,058,538	1,157,127

Finance — 3.4%*:
Aircastle Ltd.	5.00	4/1/2023	19,000	20,048	19,903
Aircastle Ltd.	5.50	2/15/2022	19,000	20,508	20,472
Galaxy Finco Ltd.+	7.88	11/15/2021	250,000	381,647	321,510
Garfunkelux Holdco 3 SA+	8.50	11/1/2022	300,000	460,190	396,038
Marlin Intermediate Holdings PLC MTN+	10.50	8/1/2020	100,000	141,999	137,392

Total Finance			688,000	1,024,392	895,315

Grocery — 0.5%*:
Premier Foods Finance PLC+	6.50	3/15/2021	100,000	146,367	131,235

Healthcare, Education and Childcare — 7.6%*:
Capsugel SA PIK+^	7.00	5/15/2019	290,000	291,971	290,725
Cerberus Nightingale 1 Sarl+	8.25	2/1/2020	100,000	110,387	114,863
HCA, Inc.	5.38	2/1/2025	375,000	381,055	387,188
HCA, Inc.	5.88	2/15/2026	125,000	125,000	133,281
IDH Finance PLC+	6.25	8/15/2022	100,000	131,025	126,452
Kinetic Concepts, Inc./KCI USA, Inc.^	9.63	10/1/2021	375,000	375,000	375,000
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	132,000	132,000	136,290
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	525,000	453,199	452,156

Total Healthcare, Education and Childcare			2,022,000	1,999,637	2,015,955

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.7%*:
LSF9 Balta Issuer SA+	7.75	9/15/2022	150,000	171,507	180,490

Hotels, Motels, Inns and Gaming — 1.5%*:
NH Hotels SA+	3.75	10/1/2023	100,000	112,290	113,239

See accompanying Notes to Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Hotels, Motels, Inns and Gaming (continued):
TVL Finance PLC+	8.50%	5/15/2023	200,000	$285,801	$272,088

Total Hotels, Motels, Inns and Gaming			300,000	398,091	385,327

Insurance — 1.7%*:
CNO Financial Group, Inc.	5.25	5/30/2025	250,000	251,770	248,125
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	225,892	194,375

Total Insurance			500,000	477,662	442,500

Leisure, Amusement, Entertainment — 6.3%*:
Brunswick Corp.	7.13	8/1/2027	817,000	868,358	962,018
CPUK Finance Ltd.+	7.00	8/28/2020	100,000	155,846	136,776
Odeon & UCI Finco PLC MTN+	9.00	8/1/2018	100,000	156,708	132,858
Perform Group Financing PLC+	8.50	11/15/2020	100,000	149,537	125,726
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	162,400
WMG Acquisition Corp.^	6.75	4/15/2022	150,000	151,084	158,625

Total Leisure, Amusement, Entertainment			1,427,000	1,641,533	1,678,403

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Apex Tool Group LLC^	7.00	2/1/2021	93,000	82,328	88,931

Mining, Steel, Iron and Non-Precious Metals — 4.7%*:
Constellium NV+	7.00	1/15/2023	130,000	126,028	140,279
Freeport-McMoRan, Inc.	3.55	3/1/2022	313,000	249,893	284,830
Freeport-McMoRan, Inc.	4.00	11/14/2021	107,000	83,963	101,249
Hecla Mining Co.	6.88	5/1/2021	250,000	216,781	250,937
Novelis Corp.^	5.88	9/30/2026	159,000	159,000	162,776
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.38	2/1/2020	324,000	273,601	301,320

Total Mining, Steel, Iron and Non-Precious Metals			1,283,000	1,109,266	1,241,391

Oil and Gas — 14.4%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	52,000	49,634	41,600
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	345,242	341,852
Continental Resources, Inc.	5.00	9/15/2022	250,000	218,866	249,375
Energy Transfer Equity LP	5.88	1/15/2024	157,000	146,400	162,888
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	358,000	325,744	253,285
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	250,000	251,524	245,625
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	244,947	257,595
Globe Luxembourg S.C.A.+^	9.63	5/1/2018	200,000	179,645	183,500
Hornbeck Offshore Services, Inc.	5.88	4/1/2020	250,000	161,232	151,250
Jupiter Resources, Inc.+^	8.50	10/1/2022	405,000	320,158	340,200
Kosmos Energy Ltd.^	7.88	8/1/2021	250,000	226,031	242,500
Laredo Petroleum, Inc.	7.38	5/1/2022	250,000	238,799	258,437
Newfield Exploration Co.	5.38	1/1/2026	250,000	241,841	250,625
Sabine Pass Liquefaction LLC^	5.88	6/30/2026	250,000	250,000	271,719
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.50	8/15/2022	291,000	211,125	277,177
Tullow Oil PLC+^	6.25	4/15/2022	250,000	198,212	223,750
WPX Energy, Inc.	6.00	1/15/2022	68,000	61,557	67,873

Total Oil and Gas			4,122,000	3,670,957	3,819,251

Personal Transportation — 1.7%*:
AA Bond Co. Ltd.+	5.50	7/31/2022	350,000	498,258	447,982

See accompanying Notes to Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Retail Stores — 3.6%*:
Brighthouse Group PLC MTN+	7.88%	5/15/2018	100,000	$147,609	$79,075
Debenhams PLC+	5.25	7/15/2021	150,000	232,650	196,448
Dollar Tree, Inc.	5.75	3/1/2023	250,000	260,646	269,063
HSS Financing PLC+	6.75	8/1/2019	68,000	97,990	88,879
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	249,375
Takko Luxembourg 2 S.C.A. MTN+	9.88	4/15/2019	100,000	72,181	71,894

Total Retail Stores			918,000	1,061,076	954,734

Telecommunications — 8.3%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,572	256,562
Altice Luxembourg SA+	6.25	2/15/2025	100,000	113,743	112,745
Digicel Ltd.+^	6.00	4/15/2021	250,000	229,024	220,850
eircom Finance DAC+	4.50	5/31/2022	100,000	111,525	113,994
Hughes Satellite Systems Corp.^	6.63	8/1/2026	170,000	169,789	164,050
JDA Escrow LLC/JDA Bond Finance, Inc.^	7.38	10/15/2024	96,000	96,000	98,640
Numericable-SFR SA+^	7.38	5/1/2026	350,000	350,000	357,766
Sprint Corp.	7.00	8/15/2020	75,000	74,091	75,375
Sprint Corp.	7.88	9/15/2023	389,000	365,954	391,431
Virgin Media Secured Finance PLC MTN+	5.13	1/15/2025	150,000	227,364	199,283
Ziggo Bond Finance BV+	4.63	1/15/2025	200,000	206,246	224,558

Total Telecommunications			2,130,000	2,195,308	2,215,254

Textiles and Leather — 1.6%*:
Hanesbrands, Inc.^	4.63	5/15/2024	167,000	167,000	171,384
Hanesbrands, Inc.^	4.88	5/15/2026	246,000	246,000	251,535

Total Textiles and Leather			413,000	413,000	422,919

Total Corporate Bonds			25,105,000	25,677,288	26,006,184

Total Fixed Income			25,105,000	25,677,288	26,006,184

Short-Term Investment — 0.6%*:
Bank Deposit — 0.6%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/3/2016	152,591	152,591	152,591

Total Investments			25,257,591	25,829,879	26,158,775

Other assets and liabilities – 1.4%*					372,550

Net Assets – 100.0%					$26,531,325

MTN	Medium Term Note
PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	69.9%
United Kingdom	11.1%
France	5.2%
Germany	2.7%
Canada	2.3%
Trinidad And Tobago	1.4%
Portugal	1.0%
Other (Individually less than 1%)	6.4%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

A summary of outstanding financial instruments at September 30, 2016 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/7/16	Citibank N.A.	GBP	6,750	8,749	8,785	$(36)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/7/16	JPMorgan Chase Bank N.A.	EUR	2,529,794	2,842,233	2,830,199	$(12,034)
10/7/16	Citibank N.A.	EUR	103,851	116,677	116,877	200
10/7/16	Goldman Sachs & Co.	EUR	94,187	105,819	105,563	(257)
10/7/16	JPMorgan Chase Bank N.A.	GBP	2,249,610	2,916,043	2,994,667	78,624
10/7/16	Citibank N.A.	GBP	108,551	140,709	142,255	1,547

Net unrealized appreciation on forward foreign exchange contracts to sell						$68,080

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.7%*:

Bank Loans — 1.3%*§:

Oil and Gas — 1.3%*:
Fieldwood Energy LLC PIK	8.00%	9/30/2020	172,215	$153,490	$142,723
Fieldwood Energy LLC PIK	8.38	9/30/2020	500,001	207,259	264,085

Total Oil and Gas			672,216	360,749	406,808

Total Bank Loans			672,216	360,749	406,808

Corporate Bonds — 93.4%*:

Aerospace and Defense — 3.4%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	248,991	252,500
American Airlines Group, Inc.^	5.50	10/1/2019	282,000	288,852	293,633
CPI International, Inc.	8.75	2/15/2018	500,000	502,339	511,250

Total Aerospace and Defense			1,032,000	1,040,182	1,057,383

Automobile — 3.1%*:
Allison Transmission, Inc.^	5.00	10/1/2024	176,000	176,000	180,400
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	125,000	97,778	118,750
International Automotive Components Group SA^	9.13	6/1/2018	250,000	251,679	244,688
JB Poindexter & Co., Inc.^	9.00	4/1/2022	410,000	430,701	434,087

Total Automobile			961,000	956,158	977,925

Beverage, Food and Tobacco — 3.7%*:
Brinker International, Inc.^	5.00	10/1/2024	216,000	216,000	218,994
Carrols Restaurant Group, Inc.	8.00	5/1/2022	260,000	274,076	281,125
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	129,000	127,915	128,033
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC^	5.00	6/1/2024	117,000	117,000	122,265
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC^	5.25	6/1/2026	125,000	125,000	132,187
Manitowoc Foodservice, Inc.	9.50	2/15/2024	250,000	250,000	286,250

Total Beverage, Food and Tobacco			1,097,000	1,109,991	1,168,854

Broadcasting and Entertainment — 3.6%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	500,000	500,000	530,000
DISH DBS Corp.^	7.75	7/1/2026	316,000	316,000	335,750
RCN Telecom Services LLC/RCN Capital Corp.^	8.50	8/15/2020	250,000	256,841	266,563

Total Broadcasting and Entertainment			1,066,000	1,072,841	1,132,313

Buildings and Real Estate — 5.8%*:
Beazer Homes USA, Inc.^	8.75	3/15/2022	194,000	194,000	204,670
BMC East LLC^	5.50	10/1/2024	100,000	100,000	100,000
Brookfield Residential Properties, Inc.+^	6.50	12/15/2020	250,000	249,471	258,750
Eagle Materials, Inc.	4.50	8/1/2026	250,000	250,000	253,354
GEO Group, Inc. (The)	6.00	4/15/2026	250,000	250,000	212,500
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	261,875
MPT Operating Partnership LP/MPT Finance Corp.	6.38	3/1/2024	495,000	495,000	537,075

Total Buildings and Real Estate			1,789,000	1,788,471	1,828,224

Cargo Transport — 4.3%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	350,000	357,875	367,500
OPE KAG Finance Sub, Inc.^	7.88	7/31/2023	750,000	779,008	710,625

See accompanying Notes to Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Cargo Transport (continued):
XPO Logistics, Inc.^	6.13%	9/1/2023	250,000	$250,000	$256,250

Total Cargo Transport			1,350,000	1,386,883	1,334,375

Chemicals, Plastics and Rubber — 4.6%*:
Consolidated Energy Finance SA+^	6.75	10/15/2019	370,000	364,452	365,375
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	250,000	241,072	248,750
LSB Industries, Inc.	8.50	8/1/2019	263,000	229,594	264,315
OMNOVA Solutions, Inc.	7.88	11/1/2018	141,000	140,480	141,508
Platform Specialty Products Corp.^	10.38	5/1/2021	392,000	392,000	422,380

Total Chemicals, Plastics and Rubber			1,416,000	1,367,598	1,442,328

Containers, Packaging and Glass — 4.2%*:
Coveris Holdings SA^	7.88	11/1/2019	500,000	465,244	511,250
Mustang Merger Corp.^	8.50	8/15/2021	333,000	348,298	354,229
Plastipak Holdings, Inc.^	6.50	10/1/2021	125,000	125,581	129,687
Sealed Air Corp.^	6.88	7/15/2033	300,000	310,377	321,750

Total Containers, Packaging and Glass			1,258,000	1,249,500	1,316,916

Diversified/Conglomerate Manufacturing — 3.4%*:
Amsted Industries, Inc.^	5.38	9/15/2024	200,000	193,081	199,000
Boise Cascade Co.^	5.63	9/1/2024	157,000	157,000	159,355
EnPro Industries, Inc.	5.88	9/15/2022	220,000	221,956	226,600
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	250,000	258,213	252,500
West Corp.^	5.38	7/15/2022	250,000	240,573	245,000

Total Diversified/Conglomerate Manufacturing			1,077,000	1,070,823	1,082,455

Diversified/Conglomerate Service — 2.3%*:
Infor Software Parent LLC/Infor Software Parent, Inc. PIK^	7.13	5/1/2021	319,000	281,736	309,430
inVentiv Health, Inc.^	7.50	10/1/2024	156,000	156,000	158,730
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	252,533	248,750

Total Diversified/Conglomerate Service			725,000	690,269	716,910

Electronics — 4.1%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	7.13	6/15/2024	154,000	154,000	169,377
NXP BV/NXP Funding LLC^	4.13	6/1/2021	250,000	254,539	267,813
NXP BV/NXP Funding LLC^	4.63	6/1/2023	270,000	270,000	295,312
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	250,000	250,000	272,500
Western Digital Corp.^	10.50	4/1/2024	250,000	250,000	290,000

Total Electronics			1,174,000	1,178,539	1,295,002

Finance — 1.8%*:
Aircastle Ltd.	5.00	4/1/2023	271,000	272,159	283,872
Aircastle Ltd.	5.50	2/15/2022	21,000	22,667	22,628
MSCI, Inc.^	4.75	8/1/2026	250,000	250,000	253,125

Total Finance			542,000	544,826	559,625

Healthcare, Education and Childcare — 8.6%*:
Alere, Inc.^	6.38	7/1/2023	325,000	335,577	331,500
AMN Healthcare, Inc.^	5.13	10/1/2024	231,000	231,000	233,310
Capsugel SA PIK^	7.00	5/15/2019	290,000	291,971	290,725
HCA, Inc.	5.25	6/15/2026	225,000	225,000	239,063
HCA, Inc.	5.38	2/1/2025	375,000	381,055	387,187

See accompanying Notes to Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare, Education and Childcare (continued):
Kinetic Concepts, Inc./KCI USA, Inc.^	9.63%	10/1/2021	375,000	$375,000	$375,000
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	132,000	132,000	136,290
Tenet Healthcare Corp.	6.75	6/15/2023	250,000	250,566	232,500
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	534,000	460,719	459,907

Total Healthcare, Education and Childcare			2,737,000	2,682,888	2,685,482

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Louisiana-Pacific Corp.^	4.88	9/15/2024	250,000	250,000	250,000

Hotels, Motels, Inns and Gaming — 0.4%*:
Hilton Domestic Operating Co., Inc.^	4.25	9/1/2024	127,000	127,000	129,540

Insurance — 1.4%*:
CNO Financial Group, Inc.	5.25	5/30/2025	250,000	251,770	248,125
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	225,892	194,375

Total Insurance			500,000	477,662	442,500

Leisure, Amusement, Entertainment — 4.4%*:
Brunswick Corp.^	4.63	5/15/2021	375,000	378,211	385,313
Brunswick Corp.	7.13	8/1/2027	567,000	603,998	667,642
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	162,400
WMG Acquisition Corp.^	6.75	4/15/2022	150,000	151,084	158,625

Total Leisure, Amusement, Entertainment			1,252,000	1,293,293	1,373,980

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Apex Tool Group LLC^	7.00	2/1/2021	101,000	89,399	96,581

Mining, Steel, Iron and Non-Precious Metals — 4.7%*:
Constellium NV+^	7.88	4/1/2021	300,000	300,000	320,250
Freeport-McMoRan, Inc.	3.55	3/1/2022	353,000	283,168	321,230
Freeport-McMoRan, Inc.	4.00	11/14/2021	107,000	83,963	101,249
Hecla Mining Co.	6.88	5/1/2021	250,000	216,781	250,937
Novelis Corp.^	5.88	9/30/2026	159,000	159,000	162,776
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.38	2/1/2020	325,000	274,445	302,250

Total Mining, Steel, Iron and Non-Precious Metals			1,494,000	1,317,357	1,458,692

Oil and Gas — 12.2%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	53,000	50,589	42,400
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	345,242	341,852
Continental Resources, Inc.	5.00	9/15/2022	250,000	218,866	249,375
Energy Transfer Equity LP	5.88	1/15/2024	174,000	162,254	180,525
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	382,000	347,207	270,265
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	250,000	251,524	245,625
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	244,947	257,595
Hornbeck Offshore Services, Inc.	5.88	4/1/2020	250,000	161,232	151,250
Jupiter Resources, Inc.+^	8.50	10/1/2022	479,000	381,303	402,360
Kosmos Energy Ltd.^	7.88	8/1/2021	250,000	226,031	242,500
Newfield Exploration Co.	5.38	1/1/2026	250,000	241,841	250,625
Sabine Pass Liquefaction LLC^	5.88	6/30/2026	250,000	250,000	271,719
SM Energy Co.	6.50	1/1/2023	250,000	186,743	252,500
Sunoco LP/Sunoco Finance Corp.^	6.25	4/15/2021	250,000	250,000	257,500
Tullow Oil PLC+^	6.25	4/15/2022	250,000	198,212	223,750

See accompanying Notes to Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
Welltec A/S+^	8.00%	2/1/2019	200,000	$191,067	$193,250

Total Oil and Gas			4,129,000	3,707,058	3,833,091

Personal Transportation — 1.6%*:
Hertz Corp. (The)^	5.50	10/15/2024	250,000	250,000	249,063
Watco Cos. LLC/Watco Finance Corp.^	6.38	4/1/2023	250,000	250,565	252,500

Total Personal Transportation			500,000	500,565	501,563

Personal, Food and Miscellaneous — 1.4%*:
Landry’s, Inc.^	9.38	5/1/2020	405,000	429,122	424,784

Printing and Publishing — 0.8%*:
MHGE Parent LLC/MHGE Parent Finance, Inc.^	8.50	8/1/2019	250,000	251,974	252,500

Retail Stores — 1.7%*:
Dollar Tree, Inc.	5.75	3/1/2023	250,000	260,646	269,063
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	249,375

Total Retail Stores			500,000	510,646	518,438

Telecommunications — 7.9%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,572	256,563
Altice Financing SA+^	7.50	5/15/2026	250,000	250,000	260,312
Digicel Ltd.+^	6.00	4/15/2021	250,000	228,884	220,850
Hughes Satellite Systems Corp.^	6.63	8/1/2026	255,000	254,684	246,075
JDA Escrow LLC/JDA Bond Finance, Inc.^	7.38	10/15/2024	96,000	96,000	98,640
Numericable-SFR SA+^	6.00	5/15/2022	250,000	251,544	255,000
Numericable-SFR SA+^	7.38	5/1/2026	350,000	350,000	357,766
Sprint Corp.	7.00	8/15/2020	75,000	74,091	75,375
Sprint Corp.	7.88	9/15/2023	416,000	392,290	418,600
Wind Acquisition Finance SA+^	7.38	4/23/2021	284,000	261,099	296,780

Total Telecommunications			2,476,000	2,410,164	2,485,961

Textiles and Leather — 1.3%*:
Hanesbrands, Inc.^	4.63	5/15/2024	167,000	167,000	171,384
Hanesbrands, Inc.^	4.88	5/15/2026	246,000	246,000	251,535

Total Textiles and Leather			413,000	413,000	422,919

Utilities — 1.6%*:
NRG Energy, Inc.^	7.25	5/15/2026	250,000	250,000	254,375
Teine Energy Ltd.+^	6.88	9/30/2022	250,000	229,331	250,000

Total Utilities			500,000	479,331	504,375

Total Corporate Bonds			29,121,000	28,395,540	29,292,716

Total Fixed Income			29,793,216	28,756,289	29,699,524

Short-Term Investment — 6.4%*:
Bank Deposit — 6.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/3/2016	2,012,803	2,012,803	2,012,803

Total Investments			31,806,019	30,769,092	31,712,327

Other assets and liabilities – (1.1%)					(359,791)

Net Assets – 100.0%					$31,352,536

PIK	Payment-in-kind
‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2016

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	87.7%
France	3.1%
Canada	3.1%
Portugal	1.7%
Trinidad And Tobago	1.2%
Italy	1.0%
Other (Individually less than 1%)	2.2%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

See accompanying Notes to Schedule of Investments.

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2016 for Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund) (“Global Floating Rate Fund”), Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund) (“Global Credit Income Opportunities Fund”), Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund) (“Active Short Duration Bond Fund”), Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund) (“Total Return Bond Fund”), Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund) (“Emerging Markets Blended Total Return Fund”), Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund) (“Emerging Markets Local Currency Debt Fund”), Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund) (“Global High Yield Fund”) and Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund) (“U.S. High Yield Fund”) (each a “Fund” and collectively the “Funds”) was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Global Floating Rate Fund	$157,141,699	$1,304,902	$(7,178,260)	$(5,873,358)
Global Credit Income Opportunities Fund	113,643,739	2,064,870	(5,547,035)	(3,482,165)
Active Short Duration Bond Fund	210,216,413	1,416,713	(293,222)	1,123,491
Total Return Bond Fund	30,447,954	731,548	(91,539)	640,009
Emerging Markets Debt Blended Total Return Fund	9,784,455	470,511	(93,708)	376,803
Emerging Markets Local Currency Debt Fund	5,220,289	341,878	(45,978)	295,900
Global High Yield Fund	25,829,879	1,042,543	(713,647)	328,896
U.S. High Yield Fund	30,769,092	1,262,719	(319,484)	943,235

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$102,296	$7,920	$33,669	$143,885

Total Equities	102,296	7,920	33,669	143,885

Fixed Income:
Bank Loans	—	127,086,550	216,811	127,303,361
Corporate Bonds	—	15,633,690	—	15,633,690

Total Fixed Income	—	142,720,240	216,811	142,937,051

Short-Term Investment	—	8,187,405	—	8,187,405
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	393,802	—	393,802

Total	$102,296	$151,309,367	$250,480	$151,662,143

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(19,639)	—	(19,639)

Total Investments	$102,296	$151,289,728	$250,480	$151,642,504

*	There were no transfers between levels during the period ended September 30, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2016	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2016	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2016
Equities Common Stock	$—	$—	$4,954	$—	$—	$28,715	$—	$33,669	$4,954

Fixed Income Bank Loans	$221,345	$—	$(13,218)	$—	$175	$8,509	$—	$216,811	$(13,217)

Total	$221,345	$—	$(8,264)	$—	$175	$37,224	$—	$250,480	$(8,263)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$3,960	$529,664	$533,624

Total Equities	—	3,960	529,664	533,624

Fixed Income:
Asset-Backed Securities	—	14,943,506	—	14,943,506
Bank Loans	—	25,877,669	216,811	26,094,480
Corporate Bonds	—	63,352,532	—	63,352,532

Total Fixed Income	—	104,173,707	216,811	104,390,518

Purchased Options:
Put Options Purchased	—	85,939	—	85,939

Total Purchased Options	—	85,939	—	85,939

Short-Term Investment	—	5,237,432	—	5,237,432
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	371,178	—	371,178

Total	$—	$109,872,216	$746,475	$110,618,691

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(7,937)	—	(7,937)

Total Investments	$—	$109,864,279	$746,475	$110,610,754

*	There were no transfers between levels during the period ended September 30, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2016	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2016	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2016
Equities Common Stock	$418,595	$—	$111,069	$—	$—	$—	$—	$529,664	$111,069

Fixed Income Bank Loans	$221,345	$—	$(13,217)	$—	$174	$8,509	$—	$216,811	$(13,217)

Total	$639,940	$—	$97,852	$—	$174	$8,509	$—	$746,475	$97,852

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$60,210,659	$—	$60,210,659
Corporate Bonds	—	88,049,694	—	88,049,694
Mortgage-Backed Securities	—	5,688,237	—	5,688,237
U.S. Treasury & Government Agencies	—	48,581,514	—	48,581,514

Total Fixed Income	—	202,530,104	—	202,530,104

Short-Term Investments:
Bank Deposit	—	290,711	—	290,711
Commercial Paper	—	8,519,089	—	8,519,089

Total Short-Term Investments	—	8,809,800	—	8,809,800

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	54,373	—	54,373
Futures**	—	11,048	—	11,048

Total Derivative Securities	—	65,421	—	65,421

Total	$—	$211,405,325	$—	$211,405,325

Liabilities:*
Derivative Securities:
Centrally Cleared Credit Default Swaps**	—	(21,738)	—	(21,738)
Forward Foreign Currency Exchange Contracts	—	(44,003)	—	(44,003)
Futures**	—	(8,446)	—	(8,446)
OTC - Credit Default Swaps	—	(467)	—	(467)

Total Derivative Securities	—	(74,654)	—	(74,654)

Total Investments	$—	$211,330,671	$—	$211,330,671

*	There were no transfers between levels during the period ended September 30, 2016.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$5,370,018	$—	$5,370,018
Corporate Bonds	—	9,614,491	—	9,614,491
Foreign Government	—	117,349	—	117,349
Mortgage-Backed Securities	—	1,184,867	—	1,184,867
U.S. Treasury & Government Agencies	—	7,293,591	—	7,293,591

Total Fixed Income	—	23,580,316	—	23,580,316

Mutual Fund:
Mutual Fund	2,403,362	—	—	2,403,362
Short-Term Investments:
Bank Deposit	—	650,241	—	650,241
Commercial Paper	—	4,446,044	—	4,446,044

Total Short-Term Investments	—	5,096,285	—	5,096,285

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	24,126	—	24,126
Futures**	—	865	—	865

Total Derivative Securities	—	27,167	—	27,167

Total	$2,403,362	$28,703,768	$—	$31,107,130

Liabilities:*
Derivative Securities:
Centrally Cleared Credit Default Swaps**	—	(6,820)	—	(6,820)
Forward Foreign Currency Exchange Contracts	—	(21,528)	—	(21,528)
Futures**	—	(17,603)	—	(17,603)
OTC - Credit Default Swaps	—	(117)	—	(117)

Total Derivative Securities	—	(46,367)	—	(46,367)

Total Investments	$2,403,362	$28,657,401	$—	$31,060,763

*	There were no transfers between levels during the period ended September 30, 2016.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$4,109,100	$—	$4,109,100
Foreign Government	—	5,341,104	—	5,341,104

Total Fixed Income	—	9,450,204	—	9,450,204

Short-Term Investment	—	711,054	—	711,054
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	108,912	—	108,912
Interest Rate Swaps	—	10,994	—	10,994

Total Derivative Securities	—	144,919	—	144,919

Total	$—	$10,306,177	$—	$10,306,177

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(134,993)	—	(134,993)
Interest Rate Swaps	—	(4,116)	—	(4,116)

Total Derivative Securities	—	(144,856)	—	(144,856)

Total Investments	$—	$10,161,321	$—	$10,161,321

*	There were no transfers between levels during the period ended September 30, 2016.

Emerging Markets Local Currency Debt Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Foreign Government	$—	$4,770,493	$—	$4,770,493

Total Fixed Income	—	4,770,493	—	4,770,493

Short-Term Investment	—	745,696	—	745,696
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	91,007	—	91,007
Interest Rate Swaps	—	40,705	—	40,705

Total Derivative Securities	—	136,721	—	136,721

Total	$—	$5,652,910	$—	$5,652,910

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(65,662)	—	(65,662)
Interest Rate Swaps	—	(2,303)	—	(2,303)

Total Derivative Securities	—	(69,911)	—	(69,911)

Total Investments	$—	$5,582,999	$—	$5,582,999

*	There were no transfers between levels during the period ended September 30, 2016.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$26,006,184	$—	$26,006,184

Total Fixed Income	—	26,006,184	—	26,006,184

Short-Term Investment	—	152,591	—	152,591
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	80,371	—	80,371

Total	$—	$26,239,146	$—	$26,239,146

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(12,327)	—	(12,327)

Total Investments	$—	$26,226,819	$—	$26,226,819

*	There were no transfers between levels during the period ended September 30, 2016.

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$406,808	$—	$406,808
Corporate Bonds	—	29,292,716	—	29,292,716

Total Fixed Income	—	29,699,524	—	29,699,524

Short-Term Investment	—	2,012,803	—	2,012,803

Total	$—	$31,712,327	$—	$31,712,327

Total Investments	$—	$31,712,327	$—	$31,712,327

*	There were no transfers between levels during the period ended September 30, 2016.

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when a Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

Transactions in written option contracts for the Global Credit Income Opportunities Fund for the period ended September 30, 2016 are as follows:

	NUMBER OF CONTRACTS/ NOTIONAL AMOUNT	PREMIUMS RECEIVED
Options outstanding at June 30, 2016	30,000,000	$382,000
Options written	125,000,000	1,672,020
Options terminated in closing purchase transactions	(155,000,000)	(2,054,020)
Options expired	—	—

Options outstanding at September 30, 2016	—	$—

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended September 30, 2016, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, written options, and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2016. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$392,388

Total		$392,388

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(18,225)

Total		$(18,225)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	36,913,143

Total	36,913,143

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$371,178	$—	$371,178

Purchased Options	Investments, at fair value	—	85,939	85,939

Total		$371,178	$85,939	$457,117

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(7,937)	$—	$(7,937)

Total		$(7,937)	$—	$(7,937)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	31,149,010	—	31,149,010
Purchased Options(1)	—	43,666,667	43,666,667

Total	31,149,010	43,666,667	74,815,677

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$35,381	$—	$—	$35,381
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	11,048	—	11,048
Swaps Contracts	Swap contracts, at fair value	—	—	21,974	21,974

Total		$35,381	$11,048	$21,974	$68,403

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(25,011)	$—	$	$(25,011)
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	(8,446)	—	(8,446)
Swaps Contracts	Swap contracts, at fair value	—	—	(8,532)	(8,532)

Total		$(25,011)	$(8,446)	$(8,532)	$(41,989)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	8,242,223	—	—	8,242,223
Futures Contracts(2)	—	449	—	449
Swap Contracts(1)	—	—	2,050,000	2,050,000

Total	8,242,223	449	2,050,000	10,292,672

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$19,180	$—	$—	$19,180
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	865	—	865
Swaps Contracts	Swap contracts, at fair value	—	—	5,304	5,304

Total		$19,180	$865	$5,304	$25,349

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK		TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(14,705)	$—	$		$(14,705)
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	—	(17,603)		—	(17,603)
Swaps Contracts	Swap contracts, at fair value	—	—		(2,637)	(2,637)

Total		$(14,705)	$(17,603)		$(2,637)	$(34,945)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	3,811,326	—	—	3,811,326
Futures Contracts(2)	—	45	—	45
Swap Contracts(1)	—	—	610,000	610,000

Total	3,811,326	45	610,000	4,421,371

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$133,925	$—	$133,925
Swaps Contracts	Swap contracts, at fair value		10,994	10,994

Total		$133,925	$10,994	$144,919

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(140,740)	$—	$(140,740)
Swaps Contracts	Swap contracts, at fair value		(4,116)	(4,116)

Total		$(140,740)	$—	$(144,856)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	13,275,518	—	13,275,518
Swap Contracts(1)	—	213,963,487	213,963,487

Total	13,275,518	213,963,487	227,239,005

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Emerging Markets Local Currency Debt Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$95,996	$—	$95,996
Swaps Contracts	Swap contracts, at fair value	—	40,705	40,705

Total		$95,996	$40,705	$136,701

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(67,588)	$—	$(67,588)
Swaps Contracts	Swap contracts, at fair value		(2,303)	(2,303)

Total		$(67,588)	$(2,303)	$(69,891)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	9,116,779	—	9,116,779
Swap Contracts(1)	—	261,259,273	261,259,273

Total	9,116,779	261,259,273	270,376,052

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$80,371

Total		$80,371

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(12,327)

Total		$(12,327)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	6,370,731

Total	6,370,731

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2.	Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barings Funds Trust

By:	/s/ Duncan Robertson
President (Principal Executive Officer)

Date:	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan Robertson
President (Principal Executive Officer)

Date:	11/29/2016

By:	/s/ Carlene Pollock
Chief Financial Officer (Principal Financial Officer)

Date:	11/29/2016